                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                File No. 33-15935


                                    FORM N-1A


Registration Statement under the
Securities Act of 1933                                      ( )
         Pre-Effective Amendment No.                        ( )
                                      ------
         Post-Effective Amendment No.   22                  (x)
                                      ------
and/or
Registration Statement under the
Investment Company Act of 1940                              ( )
         Amendment No.    26                                (x)
                        ------
                                         [Check appropriate box or boxes]




                               OLDE CUSTODIAN FUND

                [Exact name of Registrant as Specified in Trust]


751 Griswold, Detroit, MI                                   48226
[Address of Principal Executive Offices]                  [Zip Code]
Registrant's Telephone Number, including Area Code     (313) 961-6666

                                 Lisa S. Fildes
                               OLDE Custodian Fund
                                751 Griswold St.
                             Detroit, Michigan 48226
                     [Name and Address of Agent for Service]



The Registrant hereby amends this registration statement on this date to become effective 60 days after filing pursuant to Rule 485(a) of the Securities Act of 1933.


Approximate date of proposed public offering: as soon as practicable after this Registration Statement becomes effective.

The Rule 24f-2 Notice with respect to the Fund's shares for the fiscal period ended October 31, 1999 was filed on January 25, 2000.

                            OLDE MONEY MARKET SERIES
                        OLDE PREMIUM MONEY MARKET SERIES
                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                              OLDE CUSTODIAN FUND
                                  751 Griswold
                               Detroit, MI 48226

                           PROSPECTUS March 17, 2000

--------------------------------------------------------------------------------

  OLDE Custodian Fund (the "Fund") is a diversified, open-end management investment company currently consisting of three separate series (the "Series"). Investors can buy Series shares only through OLDE Discount Corporation ("OLDE Discount") or another broker-dealer with whom OLDE Discount has a dealer agreement.

                         ------------------------------

  THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                 Page
Principal Strategies and Principal Risks....................            3
Average Annual Total Returns................................            4
Expense Information.........................................            5
How the Series are Managed..................................            6
How Series Shares are Valued................................            6
How Series Shares may be Purchased..........................            6
How Series Shares may be Redeemed...........................            9
Distributions...............................................           11
Taxation of Shareholders....................................           11
Distribution Fees...........................................           11
Financial Highlights........................................           12
For More Information........................................   Back Cover

                              PRINCIPAL STRATEGIES

  OLDE Money Market Series, OLDE Premium Money Market Series, OLDE Premium Plus Money Market Series (the "Series") seek maximum current income, consistent with preservation of capital and liquidity, and a stable share price of $1.00. Each Series' principal investment strategy is to invest in short-term, higher quality corporate obligations, including commercial paper, issued by corporations and financial institutions. The Series may sell any portfolio investment prior to maturity if that Series believes it to be advisable.

                                PRINCIPAL RISKS

  An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

  The information below illustrates how the Series' returns may vary from year to year, which is an indication of the risks of investing in the Series. Past performance is not necessarily an indication of how the Series will perform in the future.

                       CALENDAR YEAR ANNUAL TOTAL RETURNS

                                  [BAR GRAPH]

1990                                                          7.34%
1991                                                          5.45%
1992                                                          3.15%
1993                                                          2.28%
1994                                                          3.35%
1995                                                          5.05%
1996                                                          4.62%
1997                                                          4.86%
1998                                                          4.79%
1999                                                          4.50%


                      HIGHEST AND LOWEST QUARTERLY RETURN


OLDE Money Market Series                                  Highest              Lowest
                                                    7.33% (1st Q 1990)   2.16% (2nd Q 1993)

                                  [BAR GRAPH]

1990                                                          8.24%
1991                                                          6.57%
1992                                                          3.63%
1993                                                          2.75%
1994                                                          3.81%
1995                                                          5.43%
1996                                                          4.94%
1997                                                          5.27%
1998                                                          5.24%
1999                                                          4.86%

                      HIGHEST AND LOWEST QUARTERLY RETURN


OLDE Premium Money Market Series                           Highest              Lowest
                                                     8.17% (3rd Q 1990)   2.62% (3rd Q 1993)

                                  [BAR GRAPH]

1992                                                          4.05%
1993                                                          3.43%
1994                                                          4.47%
1995                                                          6.19%
1996                                                          5.65%
1997                                                          5.66%
1998                                                          5.55%
1999                                                          5.19%

                      HIGHEST AND LOWEST QUARTERLY RETURN

OLDE Premium Plus Money Market Series                     Highest              Lowest
                                                    6.17% (2nd Q 1995)   3.31% (2nd Q 1993)

                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12-31-99

                                             1-Year       5-Year       10-Year       Since Inception
OLDE Money Market Series                     4.50%        4.76%        4.53 %        4.86% (10-02-89)
OLDE Premium Money Market Series             4.86%        5.15%         --           5.06% (07-02-90)
OLDE Premium Plus Money Market Series        5.19%        5.65%         --           5.02% (01-03-92)

  As of December 31, 1999, the 7-day yield was:

OLDE Money Market Series                                   5.17%
OLDE Premium Money Market Series                           5.39%
OLDE Premium Plus Money Market Series                      5.66%*

  *Without fee waivers and reimbursement, the yield for OLDE Premium Plus Money Market Series would have been 5.60%.

  For current yield information, call 1-800-235-3100.

                              EXPENSE INFORMATION

  The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

  Investors do not pay a sales charge (load) to buy or sell shares in any Series.

  Annual Series Operating Expenses, as a percentage of average net assets (expenses that are deducted from Series assets)

                                                 OLDE          OLDE Premium      OLDE Premium
                                             Money Market      Money Market       Plus Money
                                                Series            Series        Market Series
Management Fee..........................        0.05%             0.30%             0.15%
Distribution (12b-1) Fees...............        0.04%             0.03%             0.07%
Other Expenses..........................        0.32%             0.19%             0.04%
Total Annual Series Operating                   -----             -----             -----
  Expenses..............................        0.86%             0.51%            0.26%*

  *Total expenses do not reflect the waiver and reimbursement agreement currently effective with OLDE Premium Plus Money Market Series. After waiver and reimbursement, the total expenses for the year ended December 31, 1999 were 0.20%. Until January 1, 2001, OLDE Asset Management, Inc. (the "Adviser") has voluntarily agreed to reimburse or waive any and all expenses of OLDE Premium Plus Money Market Series which exceed .25% of average net assets. The Adviser may, in its discretion, reimburse additional expenses of this Series.

EXAMPLE

  The following example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                 OLDE          OLDE Premium      OLDE Premium
                                             Money Market      Money Market       Plus Money
                                                Series            Series        Market Series
1 year..................................           $88              $52               $27
3 years.................................           274              163                84
5 years.................................           477              285               146
10 years................................         1,063              642               332

                           HOW THE SERIES ARE MANAGED

  OLDE Asset Management, Inc., 751 Griswold, Detroit, Michigan 48226, serves as each Series' investment adviser (the "Adviser"). The Adviser was incorporated in 1986 and has acted as the investment adviser for each Series of the Fund since they commenced operations.


  OLDE Asset Management, Inc. is a wholly-owned subsidiary of OLDE Financial Corporation. On December 1, 1999 OLDE Financial Corporation, and all of its subsidiaries, were acquired by H&R Block, Inc. through Block Financial Corporation. OLDE Asset Management, Inc. continued to act as the adviser to the Series pursuant to an exemption granted by the Securities and Exchange Commission on December 13, 1999. The exemption permits OLDE Asset Management, Inc. to act as adviser to each Series under new advisory agreements, while seeking shareholder approval of the new investment advisory agreements, until the earlier of shareholder approval or April 15, 2000. Under these new advisory agreements, which are substantially identical to the prior advisory agreements, the Adviser will receive a monthly management fee equal to an annual rate of the average daily net asset value of each Series in accordance with the following schedule:


                 Series                         Annual Rate
OLDE Money Market Series                          0.50%
OLDE Premium Money Market Series                  0.30%
OLDE Premium Plus Money Market Series             0.15%


  The new advisory agreements were approved by the shareholders of OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series at a meeting held March 3, 2000. A quorum was not present for OLDE Money Market Series and that meeting was adjourned to a later date.


  The Adviser has voluntarily agreed to reimburse or waive any or all expenses of OLDE Premium Plus Money Market Series which exceed .25% of average net assets from January 1, 1997 until January 1, 2001. The Adviser may, in its discretion, reimburse additional expenses of OLDE Premium Plus Money Market Series.

  The Advisory Agreement with each Series also provides for the Adviser's reimbursement to each Series of the aggregate expenses of a Series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2% of its first $10 million in assets, 1 1/2% of the next $20 million and 1% of assets in excess of $30 million.

                          HOW SERIES SHARES ARE VALUED

  You may buy and sell Series shares at the net asset value per share ("nav"). The nav of the shares of each Series is determined by dividing the value of that Series' gross assets, less all of its liabilities, by the number of its outstanding shares. Net asset value is determined at the close of trading on the New York Stock Exchange (currently 4:00 p.m. New York time) every day the Exchange is open. Nav is not determined on those days when the Exchange is closed.

  Each Series values its portfolio securities at amortized cost. This means that the securities are valued at their acquisition cost and, subsequently, the value is gradually increased (accretion of discount) or decreased (amortization of premium).

                       HOW SERIES SHARES MAY BE PURCHASED

                               INITIAL PURCHASES

  Shares of each Series will be offered continuously by OLDE Discount, the Distributor, and by other broker-dealers who have signed a dealer agreement with OLDE Discount for each Series. Shares are purchased through an automatic "sweep" process in OLDE Discount accounts and other accounts provided the process has been approved by the Fund. Prospective investors must contact their local OLDE Discount office or other broker-dealer office to open an account and participate in the automatic sweep. Balances for each Series' shares will appear on an investor's OLDE Discount or other participating broker-dealer's monthly statements.

  The minimum initial and continuing investment in:

  - OLDE Money Market Series is $1,000.

  - OLDE Premium Money Market Series is $5,000.

  - OLDE Premium Plus Money Market Series is $25,000.

Each Series has minimum subsequent investments of $1,000.

These minimum amounts may be changed at any time. Shareholders must rely on their OLDE Discount or other participating broker-dealer's account statements for documentation of ownership in lieu of certificates, which will not be issued.

  To make a purchase, funds must be on deposit with the purchasing broker-dealer and a completed application must be on file with the purchasing broker-dealer within 30 days of the initial purchase and prior to any subsequent purchases. Purchases by check are subject to a delay of not more than 3 business days due to a check clearing policy. Payment by federal wire may reduce this delay. To make an initial purchase by telephone, investors must provide their name, account number, and the number of shares to be purchased. The Fund reserves the right in its sole discretion to reject purchase orders.

  OLDE Discount has advised the Fund that it has an order procedure pursuant to which its account holders will:

  - have an order for shares of a Series representing the amount of the proceeds from the sale of securities entered on the business day following the day the customer is credited with such proceeds in his or her OLDE Discount brokerage account;

  - pay for the purchase of securities or meet any other account debits by automatic liquidation of shares of a Series owned by the account holder; and

  - have an order to purchase shares of a Series in an amount of any free credit balance aggregating $1,000 or more in their OLDE Discount brokerage accounts as of the close of each business day (4:00 p.m., New York time) automatically entered the next following business day.

  This procedure may be adopted by other broker-dealers who have a signed dealer agreement with OLDE Discount.

  Purchases of each Series shares may be made in connection with Individual Retirement Accounts, as well as Keogh and other similar plans. To make a purchase in an IRA, good funds and a completed application with an Automatic Asset Transfer Agreement must be on file with the purchasing broker-dealer. An investor will be asked to indicate which Series, if any, is to be linked to his or her OLDE Discount account. If a selection is not made, the account will automatically be linked to the OLDE Money Market Series. For information regarding the opening of IRA, Keogh and similar accounts, investors may contact OLDE Discount at (313) 961-6666, refer to the telephone directory for the nearest OLDE Discount branch office or contact the broker-dealer handling the account.

                                EXCHANGE FEATURE

  The exchange privilege enables shareholders to purchase shares of any Series of the Fund in exchange for shares of another Series. Shares of any Series may be exchanged for shares of any other Series of the Fund at the net asset value. Investors may complete an exchange by telephoning the broker-dealer servicing the account. In making a telephone exchange, investors must provide their name, account number, number of shares to be exchanged, the name of the Series to which the exchange will take place and state whether the exchange is a full or partial redemption of existing shares.

  A shareholder should consider the investment objectives and policies of the Series into which the shareholder is making an exchange, as described in its prospectus.

  An exchange is treated for tax purposes as a redemption and a purchase. Investors should understand that such an exchange may create a gain or a loss to be recognized for Federal, state and local income tax purposes.

                       HOW SERIES SHARES MAY BE REDEEMED

                              VOLUNTARY REDEMPTION

  The shares of each Series are redeemable upon verbal request to an OLDE Discount or other participating broker-dealer.

  To complete a redemption by telephone, investors must provide their name, account number, the number of shares to be redeemed and state whether the request is for a full or partial redemption of a Series' shares. If an investor is unable to contact his or her broker by telephone, the redemption request can be made in person at the OLDE Discount, or other participating broker-dealer's office servicing the account.

  To protect the investment performance of the OLDE Premium Money Market Series and the OLDE Premium Plus Money Market Series, if an investor's shares of either of these Series are redeemed or exchanged below the required minimum, the investor's future purchases of (including exchange into) the shares of these Series may be refused for up to a 12 month period.

  Investors are advised that it may be difficult to contact a broker during periods of drastic economic or market change. Shares will be redeemed, on any day the New York Stock Exchange is open for business, at the net asset value per share next determined after the order for redemption is received by the Distributor.

  AUTOMATIC REDEMPTIONS. Shareholders of OLDE PREMIUM PLUS MONEY MARKET SERIES and OLDE PREMIUM MONEY MARKET SERIES may apply for the checkwriting option of these Series, available under arrangement with the Bank of New York, by completing an application. After a shareholder's application has been received and accepted for this option, an initial supply of checks will be mailed to the shareholder. Checks may be written in the amount of $500 or more. Redemptions will be effected automatically to satisfy debit balances created by checks written. A shareholder will continue to earn income on the shares until redemption to cover the amount of any check occurs. The Fund does not allow accounts with this Series to be closed through the use of the checkwriting option. As of the date of this Prospectus, there is no charge to shareholders of OLDE PREMIUM PLUS MONEY MARKET SERIES for the checkwriting option if the shareholder maintains the minimum continuing investment in this Series of $25,000. If a shareholder's investment in this Series falls below $25,000, a transaction fee of $1 will be charged to the shareholder's account for each check until the minimum continuing investment of $25,000 is restored. The accounts of shareholders of OLDE PREMIUM MONEY MARKET SERIES are charged a transaction fee of $1 per check for use of the checkwriting option. The amount of these fees may be changed at any time. Checks may be returned unpaid if a shareholder's investment in this Series falls below $5,000 at any time. A fee of $25 may be charged if a check is returned for any reason. The amount of this fee is subject to change without notice. Certain service fees may also apply.

  Proceeds from shares redeemed will normally be credited to an investor's brokerage account on the settlement day of redemption or, in any event, within seven days after acceptance by the Transfer Agent of the request and the receipt of any other necessary documents in proper order. For the protection of shareholders, redemption requests will be effected only if the check used to purchase shares has been cleared by the investor's bank, usually in no more than 10 days. Purchase of shares by federal wire may reduce delays in redemption.

  Redemption of shares, and payment upon redemption, may be suspended during any time when: 1) trading is restricted on the Exchange as determined by the Securities and Exchange Commission, or the Exchange is closed for other than customary weekends and holidays; 2) the Securities and Exchange Commission has permitted such suspension by order; or 3) the Securities and Exchange

Commission has determined that an emergency exists, making disposal of portfolio securities, or valuation of a Series' net assets, not reasonably practicable.

                             INVOLUNTARY REDEMPTION

  In an attempt to reduce expenses, partly attributable to the relatively high cost of maintaining small and non-automated accounts, each Series reserves the right to redeem, upon 14 days' written notice, all of the shares of a shareholder whose account has a net asset value of less than the minimum continuing investment due to the shareholder's redemptions. Each Series also reserves the right to redeem all of the shares of a shareholder who does not have a complete and signed application on file with the purchasing broker-dealer within 30 days.

  OLDE MONEY MARKET SERIES reserves the right to redeem, upon 14 days' written notice, all of the shares in this Series of a shareholder whose account has a net asset value of less than $1,000. During the 14 day notice period, the investor may make an additional investment in an amount which will increase the value of the account to at least $1,000. Any redemption in an account which was established with the minimum investment may cause the involuntary redemption of all of the shares held in this Series.

  OLDE PREMIUM MONEY MARKET SERIES reserves the right to redeem, upon 14 days' written notice, all of the shares in this Series of a shareholder whose account has a net asset value of less than $5,000, or, at its option, to exchange, also upon 14 days' written notice, all of the shares in this Series of a shareholder whose account has a net asset value of less than $5,000 but at least $1,000, for shares of the OLDE Money Market Series. Net asset value will be determined at the close of business on the business day preceding the redemption. During the 14 day notice period, the investor may make an additional investment in an amount which will increase the value of the account to at least $5,000. Any redemption in any account which was established with the minimum investment may cause the involuntary redemption of all of the shares held in this Series. To protect the investment performance of this Series, if an investor's shares of this Series are involuntarily redeemed or exchanged, the investor's future purchases of shares of (including exchange into) the OLDE Premium Money Market Series may be refused for up to a 12 month period. Checkwriting privileges may be terminated in the event of involuntary redemption of shares in this Series.

  OLDE PREMIUM PLUS MONEY MARKET SERIES reserves the right to redeem, upon 14 days' written notice, all of the shares in this Series of a shareholder whose account has a net asset value of less than $25,000, or at its option, to exchange, also upon 14 days' written notice, all of the shares in this Series of a shareholder whose account has a net asset value of less than $25,000 but at least $5,000, for shares of the OLDE Premium Money Market Series. This Series also reserves the right to exchange, upon 14 days' written notice all of the shares in this Series of a shareholder whose account has a net asset value of less than $5,000 but at least $1,000, for shares of the OLDE Money Market Series. Net asset value will be determined at the close of business on the business day preceding the redemption. During the 14 day notice period, the investor may make additional investments in an amount which will increase the value of the account to at least $25,000. Any redemption in an account which was established with the minimum investment may cause the involuntary redemption of all of the shares held in this Series. This Series also reserves the right to redeem all of the shares in this Series of a shareholder who does not have a properly executed application on file with the purchasing broker-dealer within 30 days. To protect the investment performance of this Series, if an investor's shares are involuntarily redeemed or exchanged, the investor's future purchase of (including exchange into) shares of this Series may be refused for up to a 12 month period. The free checkwriting privilege may be terminated in the event of involuntary redemption of shares in this Series.

                                 DISTRIBUTIONS

  Each Series declares dividends, on each day the New York Stock Exchange (the "Exchange") is open for business, of all of its daily net investment income (and net short-term capital gains, if any) to shareholders of record as of the close of business on the preceding business day. The Series' earnings for Saturdays, Sundays and holidays are included with the dividend calculated for the previous business day. The amount of dividends may fluctuate from day to day and may be omitted on some days if net realized losses on portfolio investments exceed a Series' net investment income.

  Dividends are declared daily and, unless a shareholder of a Series elects to receive cash, will be automatically reinvested monthly in additional full and fractional shares of that Series at the net asset value per share at the close of business on that day. Shareholders wishing to receive their dividends in cash may make their request to OLDE Discount or the broker-dealer servicing the account, in writing, prior to the month in which such election shall commence. If cash payment is requested, checks will be mailed within five business days after the last day of each month. Shareholders wishing to redeem shares of any Series must indicate whether it is a full or partial redemption. Full redemptions will be credited with all dividends accrued since the last distribution. Partial redemptions will not affect the date of dividend distribution. Each shareholder of a Series will receive a monthly summary of his or her account, including information as to reinvested dividends and checking transactions, if applicable, from the broker-dealer through which shares of a Series were purchased.

                            TAXATION OF SHAREHOLDERS

  For Federal income tax purposes, any dividends which a shareholder receives from a Series will be considered ordinary income.

  Promptly after the close of each calendar year, the Fund will issue an information return to advise shareholders of the Federal tax status of such distributions and dividends. Dividends and distributions may also be subject to state and local taxes. Shareholders should consult their tax advisers regarding specific questions as to Federal, state or local taxes.

  Internal Revenue Service regulations require investors to certify that the social security number or taxpayer identification number provided to the Fund is correct and that the investor is not subject to 31% withholding for previous under-reporting to the IRS. Investors will be asked to make the appropriate certification on their application to purchase shares. If a shareholder of a Series has not complied with the applicable IRS regulations, that Series is required by Federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends and redemption amounts).

                               DISTRIBUTION FEES

  Under a Plan and Agreement of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 adopted by each Series, each Series may reimburse OLDE Discount for certain activities in connection with distribution of its shares. The principal activities and services which may be provided by and reimbursed to the OLDE Discount under the plans include: 1) expenses incurred in connection with promoting sales of a Series' shares; 2) preparing and distributing sales literature for a Series; and 3) providing advertising and promotional activities for a Series, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

  Reimbursements for these services will be made in monthly payments by each Series to the OLDE Discount. This reimbursement will not, in any event, exceed an amount equal to a payment at an annual rate of:

OLDE Money Market Series                                 0.25 of 1%
OLDE Premium Money Market Series                         0.15 of 1%
OLDE Premium Plus Money Market Series                    0.15 of 1%

  No Plan permits unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in subsequent years.

  Because these fees are paid out of the Series' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

  The financial highlights table is intended to help you understand the Series' financial performance for the past 5 years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, whose report, along with the Series' financial statements, are included in the annual report, which is available upon request.

                            OLDE MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

  For a share of capital stock outstanding throughout each year:

                                                                   YEAR ENDED OCTOBER 31
                                                 1999          1998          1997          1996        1995
                                               --------      --------      --------      --------    --------
NET ASSET VALUE, BEGINNING OF YEAR             $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
INVESTMENT OPERATIONS:
  Net investment income                          0.0439        0.0476        0.0470        0.0460      0.0487
DISTRIBUTIONS:
  Dividends from net
    investment income                            0.0439       (0.0476)      (0.0470)      (0.0460)    (0.0487)
                                               --------      --------      --------      --------    --------
NET ASSET VALUE, END OF YEAR                   $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
                                               ========      ========      ========      ========    ========
TOTAL RETURN (ANNUALIZED)                        +4.39%        +4.76%        +4.70%        +4.60%      +4.87%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period(000's
    omitted)                                   $487,767      $455,916      $403,167      $373,147    $313,232
  Ratio of expenses to average net assets         0.90%         0.91%         0.95%         1.00%       1.07%
  Ratio of net investment income to
    average net assets                            4.39%         4.76%         4.70%         4.60%       4.87%

                        OLDE PREMIUM MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

  For a share of capital stock outstanding throughout each year:

                                                                   YEAR ENDED OCTOBER 31
                                                 1999          1998          1997          1996        1995
                                               --------      --------      --------      --------    --------
NET ASSET VALUE, BEGINNING OF YEAR             $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
INVESTMENT OPERATIONS:
  Net investment income                          0.0479        0.0519        0.0508        0.0490      0.0524
DISTRIBUTIONS:
  Dividends from net investment income          (0.0479)      (0.0519)      (0.0508)      (0.0490)    (0.0524)
                                               --------      --------      --------      --------    --------
NET ASSET VALUE, END OF YEAR                   $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
                                               ========      ========      ========      ========    ========
TOTAL RETURN (ANNUALIZED)                        +4.79%        +5.19%        +5.08%        +4.90%      +5.24%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)                                   $364,049      $348,934      $289,963      $233,962    $178,203
  Ratio of expenses to average net assets         0.52%         0.50%         0.58%         0.70%       0.70%
  Ratio of net investment income to
    average net assets                            4.79%         5.19%         5.08%         4.90%       5.24%

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

  For a share of capital stock outstanding throughout each period:

                                                                 YEAR ENDED OCTOBER 31
                                             1999          1998          1997          1996           1995
                                          ----------    ----------    ----------    ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR        $     1.00    $     1.00    $     1.00    $     1.00     $     1.00
INVESTMENT OPERATIONS:
  Net investment income                       0.0512        0.0548        0.0552        0.0560         0.0598
DISTRIBUTIONS:
  Dividends from net investment income       (0.0512)      (0.0548)      (0.0552)      (0.0560)       (0.0598)
                                          ----------    ----------    ----------    ----------     ----------
NET ASSET VALUE, END OF YEAR              $     1.00    $     1.00    $     1.00    $     1.00     $     1.00
                                          ==========    ==========    ==========    ==========     ==========
TOTAL RETURN (ANNUALIZED)                      5.12%        +5.48%        +5.52%        +5.60%         +5.98%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)                              $2,648,451    $2,399,144    $2,067,279    $1,825,480     $1,172,123
  Ratio of expenses to average net
    assets                                     0.20%         0.20%         0.14%        --             --
  Ratio of total expenses to average
    net assets                                 0.26%         0.26%         0.27%         0.36%          0.37%
  Ratio of net investment income to
    average net assets                         5.12%         5.48%         5.52%         5.60%          5.98%

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

  More information about each Series is provided in the Statements of Additional Information ("SAI") for each Series, dated March 17, 2000, which are incorporated in this Prospectus by reference. This means the SAI's are considered to be a part of this prospectus even though they are not included in the document.


  You may request shareholder reports including the Statements of Additional Information for each Series and the annual and semi-annual reports, at no charge, or ask questions

     by telephone          (800) 235-3100

     by mail               OLDE Custodian Fund
                           751 Griswold Street
                           Detroit, MI 48226

     on the internet       OLDE Discount
                           Corporation:
                           www.OLDE.com

  In an effort to reduce mailing costs, the Series consolidate shareholder mailings by household. This means that a household having multiple accounts with the identical address of record will receive a single package during each shareholder mailing. Call 1-800-235-3100 if you wish to receive additional copies, at no charge.

  This prospectus is not an offer to sell securities in any state in which the sale is not authorized.

  You may also review information about the Series (including the SAI, and the annual and semi-annual reports) and obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 with payment of a duplicating fee. Information on the Series is also available on the SEC's website, www.SEC.gov. Information on the operation of the public reference room may be obtained by calling the SEC at 1-800-SEC-0330.

  OLDE Money Market Series, OLDE Premium Money Market Series, OLDE Premium Plus Money Market Series are series of OLDE Custodian Fund, SEC file number 811-5256.

                                    ARTWORK

                       STATEMENT OF ADDITIONAL INFORMATION

OLDE Custodian Fund                                    *OLDE MONEY MARKET SERIES
751 Griswold
Detroit, Michigan 48226

OLDE Custodian Fund (the "Fund") is a diversified, open-end management investment company currently consisting of three separate series. Each series represents a separate investment portfolio with its own investment policies and objectives.

This Statement of Additional Information discusses the OLDE Money Market Series (the "Series"). The investment objectives of the Series are maximum current income, consistent with preservation of capital and liquidity and a stable share price of $1.00. To achieve these objectives, the Series invests in short-term higher quality corporate obligations, including commercial paper, issued by corporations and financial institutions selected by its investment adviser (the "Adviser"), OLDE Asset Management, Inc. A Prospectus and separate Statements of Additional Information, which contain information regarding OLDE Premium Money Market Series, and OLDE Premium Plus Money Market Series are available without charge from the Fund.


This Statement of Additional Information, dated March 17, 2000, is not a Prospectus. It contains information in addition to, or further discussing, the information in the Prospectus for the Series, dated March 17, 2000, and is incorporated by reference in the Prospectus. No investment in shares of the Series should be made without first reading the Prospectus. A Prospectus may be obtained from the Fund, without charge, by writing to the address shown above, by calling (800) 235-3100, on the internet at www.OLDE.com, or contacting any other broker-dealer with whom the Distributor, OLDE Discount Corporation, has a dealer agreement.


                               TABLE OF CONTENTS
                                                                           Page
         General Information About the History of the Fund and
           the Series........................................................2
         Investment Policies and Restrictions................................2
         Officers and Trustees...............................................5
         Management of the Series............................................6
         Investment Adviser..................................................6
         Other Expenses of the Series........................................6
         Custodian...........................................................7
         Transfer Agent......................................................7
         Policies and Procedures Governing Portfolio Brokerage
           Transactions......................................................7
         Purchase and Redemption of Series Shares............................8
         Dividends...........................................................9
         Net Asset Value.....................................................9
         Performance........................................................10
         Financial Statements...............................................10
         Distributor........................................................11
         Miscellaneous......................................................11
         Appendix...........................................................12

        GENERAL INFORMATION ABOUT THE HISTORY OF THE FUND AND THE SERIES

The Fund was established as a business trust under the laws of Massachusetts on February 17, 1987 and is registered as an open-end management investment company with the Securities and Exchange Commission. The Fund has one class of capital stock with a par value of $0.01. This stock is currently issued in three series. In accordance with the Fund's Agreement and Declaration of Trust, the number of shares in any series which the Fund may issue is unlimited. The Board of Trustees is empowered to authorize the creation of additional series if the Board determines such action to be in the best interest of the Fund. In no event will such action, if taken, affect a series currently existing. Each series is treated as a separate entity.

The Fund is not required to hold annual shareholders' meetings but will, however, hold special shareholders' meetings as necessary to approve fundamental policy changes, elect trustees and for other matters requiring approval of the shareholders in accordance with the Investment Company Act of 1940. Votes are made by series on matters affecting an individual series except when voting in the aggregate is required by the Investment Company Act of 1940. Matters which affect a particular series would include the investment objectives, policies and restrictions of that series.

The Series' Prospectus and this Statement of Additional Information do not constitute an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and the Statement of Additional Information.

The Series' Prospectus and this Statement of Additional Information omit certain information contained in the Fund's Registration Statement filed with the Securities and Exchange Commission (the "Commission"). Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

The name "OLDE" included in the name of the Fund and each series is used pursuant to license by the Distributor. If the distribution agreement between the Distributor and the Fund is terminated, the name of the Fund and of each series must be amended to delete the name OLDE.

                      INVESTMENT POLICIES AND RESTRICTIONS

In order to maintain its status as a "diversified" management company, the Series must meet certain requirements. Seventy-five percent of the value of the Series' total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5 percent of the value of the total assets of the Series and to not more than 10 percent of the outstanding voting securities of the issuer of the securities. Each series of the Fund represents a separate entity which must comply with these diversification requirements.

OLDE MONEY MARKET SERIES invests in the following money market instruments, provided that the maturity of a single portfolio instrument cannot exceed 13 months:

         U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States (including Treasury bills, notes and bonds) or its agencies (such as the Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land
Bank). This Series may invest up to 100% of its assets in U.S.
Government securities;

         BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and/or its agencies, and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks. This Series may invest up to $100,000 per issue and up to $1 million principal amount per bank;

         OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more. This Series may invest up to $100,000 per issue and up to $1 million principal amount per bank or association;

         FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by an agency of the Federal Government, limited to $100,000 principal amount per institution and in the aggregate to 10% of this Series' total assets;

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued to finance short-term credit needs. This Series may invest in commercial paper obligations which have short-term ratings within the highest grade by at least two nationally recognized statistical rating organizations ("NRSRO"), including but not limited to Moody's Investors Service, Inc., Standard and Poor's Corporation, Duff & Phelps, Inc. and Fitch Investors Service, Inc. ("First Tier Securities"). If only one NRSRO has rated the security, that rating is determinative.

          This Series may also invest up to 5% of its assets in commercial paper obligations which are rated in the second highest category by any two NRSROs ("Second Tier Securities"). This Series is limited as to the amount it may invest in such securities of a single issuer to the greater of 1% of this Series' total net assets or $1 million.

         This Series may also invest in commercial paper obligations that are unrated if they are issued by companies with a currently outstanding unsecured debt issue rated within the two highest grades by any NRSRO determined to be of the equivalent quality of other permissible investments pursuant to procedures adopted by the Board of Trustees;

         CORPORATE OBLIGATIONS. Corporate obligations rated at the time of purchase A-2 or higher by Standard & Poor's or Prime-2 or higher by Moody's, maturing in one year or less; and

         (See the Appendix to this Statement of Additional Information for an explanation of Standard & Poor's and Moody's ratings.)

         REPURCHASE AGREEMENTS. This Series may enter into repurchase agreements, a type of secured lending by the Series, which typically involve the acquisition by the Series of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Series will sell back to the institution, and that the institution will repurchase, the underlying instrument ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Series will receive interest from the issuer until the time when the repurchase is to occur. Although this date is deemed by the Series to be the maturity date of a repurchase agreement, the maturities of instruments subject to repurchase agreements are not subject to any limits and may exceed one year. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Series follows procedures designed to minimize such risks. This Series will consider on an ongoing basis the credit-worthiness of the issuers with which it enters into repurchase agreements. The Adviser will monitor periodically the value of the collateral to assure that it equals or exceeds the repurchase price. This Series will not invest more than 5% of the value of its total assets in repurchase agreements which exceed 7 days duration. This Series' Custodian will have custody of, and will hold in a segregated account, either physically or in a separate book-entry account, instruments acquired by this Series under a repurchase agreement.

                                  RESTRICTIONS

The following restrictions are fundamental policy restrictions which may not be changed without approval by the vote of a majority of the outstanding shares of the Series. The vote of a majority of the outstanding shares means the vote, at a special meeting duly called, of (A) 67 percent or more Series shares present at such meeting, if 50 percent of Series shares are present or represented by proxy, or (B) more than 50 percent of the outstanding shares of the Series, whichever is less.

The Series may not:

         1) borrow money, except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, and not for investment or leveraging, provided that borrowing in the aggregate may not exceed 10% of the value of the Series' total assets (including the amount borrowed) at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Series' total assets at the time of such borrowing.
         2) purchase securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, of any issuer having a record, together with its predecessors, of less than three years continuous operation, if immediately after such purchase more than 5% of the value of the Series' total assets would be invested in such securities.
         3) purchase securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Series' total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of any one issuer would be owned by the Series (for this purpose all indebtedness of an issuer shall be deemed a single class of security). This restriction shall apply to only 75% of the portfolio. The Series may exceed the 5% limitation for up to three business days for assets invested in securities rated in the highest short-term category by at least two NRSROs or by the only NRSRO that has rated the security, or comparable unrated securities.
         4) purchase any security on margin except such short-term credits as are necessary for the clearance of transactions;
         5) participate on a joint or a joint and several basis in any trading account in securities, except in connection with an underwriting in which the Series is a participant;
         6) effect a short sale of any security, except in connection with an underwriting in which the Series is a participant;
         7) purchase and sell real estate, real estate limited partnership interests, commodities or commodity contracts;
         8) purchase and sell interests in oil, gas, or other mineral exploration or development programs;
         9) make loans to other persons, except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies;
         10) purchase legally or contractually restricted securities the value of which is in excess of 5 percent of the value of the Series' total assets;
         11) invest for control or management of the issuer of the securities;
         12) invest more than 25 percent of the value of its total assets in any one industry (other than obligations of the U.S. Government or its agencies or instrumentalities, certificates of deposit or bankers' acceptances);
         13) invest more than 5 percent of the value of the Series' total assets in equity securities of issuers which are not readily marketable;
         14) purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or its investment adviser owning beneficially more than 1/2 of 1 percent of the securities of such issuer together own more than 5 percent of the securities of such issuer;
         15) underwrite securities issued by others except to the extent the Series may be deemed to be an underwriter under the Federal securities laws, in connection with the disposition of portfolio securities;
         16) issue senior securities as defined in the Investment Company Act of 1940;
         17) purchase or retain the securities of an insurance company if the total invested would exceed 5 percent of the Series' total assets, unless the Commission has issued an order permitting such investment;
         18) invest more than 5 percent of its total assets in warrants, and of this amount, no more than 2 percent of the total assets of any series may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock exchange; as a non-fundamental policy, the Adviser has undertaken not to invest in warrants in any amount; or
                  19) write, purchase or sell puts, calls or combinations of such option contracts.

                              OFFICERS AND TRUSTEES

The members of the Board of Trustees and officers of the Fund are responsible for the supervision and review of the management of the Fund and each series.
The names, positions and principal occupations of the trustees and principal officers of the Fund during the past five years are as follows:

         1. *Lisa S. Fildes, President, Secretary and Trustee. Ms. Fildes is corporate attorney and Secretary of OLDE Discount Corporation.

         2. William H. Volz, Trustee. Mr. Volz is the Interim Chair of the Department of Accounting and Professor of Business Administration at Wayne State University. Prior to 1998, he was Director of the Center for Legal Studies at Wayne State University. Prior to August 1995, Mr. Volz was Dean of Wayne State University, School of Business Administration.

         3. Bruce H. Olson, Trustee. Dr. Olson is a Professor of Finance at Miami University, Oxford, Ohio.

         4. Charles C. Milliken, Trustee. Mr. Milliken is Professor Emeritus at Siena Heights College, Adrian, Michigan. Prior to 1998, Mr. Milliken was a Professor of Management at Siena Heights College.

         5. William R.D. Martin, Trustee. Mr. Martin is a Professor of Business Administration at the University of Michigan, Dearborn.

         6. Mack H. Sutton, CPA, Vice President. Mr. Sutton is Vice President and Chief Financial Officer of OLDE Discount Corporation.

         *This trustee is an "interested person" of the Fund as defined in the Investment Company Act of 1940.

The nonaffiliated trustees of the Fund receive as compensation $1,375 plus expenses for each meeting of the Board of Trustees attended plus a $1,375 quarterly retainer. The trustees and officers affiliated with the Distributor or the Adviser receive no compensation or reimbursement from the Fund for acting in those positions.

                            MANAGEMENT OF THE SERIES

The Board of Trustees of the Fund is primarily responsible for overseeing the conduct of the Fund's and each series' business.

                               INVESTMENT ADVISER

OLDE Asset Management, Inc. serves as investment adviser for the Series (the "Adviser"). It has acted as the Adviser for the Series since the Series commenced operations. The Adviser is a wholly-owned subsidiary of OLDE Financial Corporation, a Michigan corporation. On December 1, 1999 OLDE Financial Corporation and all of its subsidiaries were acquired by H&R Block, Inc. through Block Financial Corporation. OLDE Asset Management, Inc. has continued to act as the Adviser to the Series pursuant to an exemption granted by the Securities and Exchange Commission on December 13, 1999. The exemption permits OLDE Asset Management, Inc. to act as adviser to the Series under a new advisory agreement, while seeking shareholder approval of the new investment advisory agreement, until the earlier of shareholder approval or April 15, 2000. The new advisory agreement is substantially identical to the prior advisory agreement.

OLDE Financial Corporation acts as a holding company for the following additional affiliates: OLDE Discount Corporation, H&R Block Financial Corporation, C.U. Brokerage Services, Inc., OLDE Clearing Corporation and American Brokerage Services, Inc. Some employees of the Adviser are also employees of OLDE Discount Corporation.

As compensation for its services, the Adviser receives an annual fee of .50% of average daily net assets of the Series and is paid monthly. Fees are charged to each series separately, on the basis of average daily net assets attributable to that series. For the fiscal years ended 1997, 1998 and 1999, the Series paid $2,044,393, $2,117,687 and $2,524,172, respectively, as an advisory fee to the Adviser. The Adviser's Advisory Agreement with the Fund provides for reimbursement to the Series of the aggregate expenses of the Series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2 percent of the first $10 million of the Series' average net assets, 1 1/2 percent of the next $20 million in average net assets of the Series and 1 percent of average net assets over $30 million. OLDE Asset Management, Inc. also provides portfolio accounting services to the Series for a fee of $1,375 per month.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or law or any loss suffered by any series in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its duties under the Advisory Agreement.

                          OTHER EXPENSES OF THE SERIES

The Series pays the fees of the Adviser, Custodian, and the Transfer Agent and Shareholder Servicing Agent. The Series' service contractors bear the expenses incurred in connection with the performance of their services. Additional costs paid by the Series are attributable to expenses of operation including, but not limited to: recordkeeping requirements, outside auditing and legal services, required insurance premiums, the registration of shares under Federal and state securities laws, and all other expenses charged in connection with the registration and issuance of Series shares.

Expenses of the Fund not directly attributable to any one series will be borne by a particular series in the same proportion as the amount of assets invested in such series bears to the total amount of assets invested in the Fund.

                                    CUSTODIAN

The Custodian for the Series is The Bank of New York, 90 Washington St., New York, New York 10286. The Custodian is authorized to hold all securities and monies at any time owned by the Series and to perform certain accounting and recordkeeping functions required of an investment company by Federal, state and local laws, rules and regulations. The Bank of New York may, in its discretion, appoint one or more qualified banks, trust companies or securities depositories to act as its agent in carrying out the provisions of the Custodian Agreement, provided that such appointment will not relieve it of its responsibilities or liabilities under the Custodian Agreement.

The Custodian receives a fee for its services provided to the Series based on the net assets of the Series, certain transaction charges and reimbursement for its out-of-pocket expenses.

                                 TRANSFER AGENT

OLDE Discount Corporation, 751 Griswold, Detroit, MI 48226, is Transfer Agent and Dividend Disbursing Agent for the Fund. OLDE Discount is responsible for all shareholder servicing and share registration activities (book entry form only), pursuant to a Transfer Agency Agreement. In accordance with that agreement, OLDE Discount shall: issue and redeem Series shares; process dividend and distribution payments to shareholders; prepare and mail customer account statements; mail shareholder communications; respond to shareholder and other inquiries; maintain shareholder accounts; and perform other related activities. As compensation for its services, OLDE Discount receives a fee of $24 per beneficial account per year.


       POLICIES AND PROCEDURES GOVERNING PORTFOLIO BROKERAGE TRANSACTIONS

The Adviser is authorized to place orders for securities with various broker-dealers, including agency orders with OLDE Discount, the Fund's Distributor, subject to the requirements of applicable laws and rules. The Fund expects that purchases and sales of the Series' portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer of the securities or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Orders for securities must generally be placed by the Adviser with a view to obtaining the best price and execution available. In seeking to achieve the best combination of price and execution, the Adviser must attempt to evaluate the overall quality and reliability of the broker-dealers and the services provided, including research services, general execution capability, reliability and integrity, willingness to take positions in securities, general operational capabilities and financial condition. The responsibility of the Adviser to attempt to obtain the best combination of the price and execution does not obligate it to solicit a competitive bid for each transaction. Furthermore, the Adviser has no obligation to seek the lowest available cost to the Series, so long as the Adviser determines in good faith that the broker-dealer's commission, spread or discount is reasonable in relation to the value of the execution and research services provided by such a broker-dealer to the Series, the Adviser or Distributor when viewed in terms of that particular transaction or the Adviser's overall responsibilities with respect to all of its clients, including the Series, as to which it offers advice or exercises investment discretion.

Certain procedures have been adopted by the Fund whereby the Fund's Board of Trustees can determine the quality of execution and cost of all orders executed by OLDE Discount. OLDE Discount is required to record for each transaction executed by it: the time and price of execution, the bid and ask price available at that time, the commission received, the exchange on which the transaction was executed (unless such transaction was executed over-the-counter), the security involved and the number of shares traded. The record shall be compiled at least monthly and presented to the Fund's Board of Trustees quarterly.

                    PURCHASE AND REDEMPTION OF SERIES SHARES

Shares of the Series are sold at their net asset value next determined after an order and payment are received as described in the Series' Prospectus. The minimum initial and subsequent investment is $1,000 but such minimum amount may be changed at any time. A prospective investor wishing to open an account should use the appropriate account application available from OLDE Discount or other participating broker-dealer.

On each business day OLDE Discount will automatically enter an order for Series shares in an amount equal to the free credit balance in an electing investor's OLDE Discount brokerage account as of the previous business day. If an investor's free credit balance is less than $1,000 on the last business day, it will not be invested but will remain as a credit balance in the investor's OLDE Discount brokerage account. If securities purchases are scheduled to settle, adequate cash will be held in the investor's brokerage account to settle the transaction. Credit balances that stand as collateral for the investor's obligations (such as a cash balance resulting from a short sale) will be held in the investor's brokerage account and will not be available for investment in the Series.

Shares of the Series may be exchanged, or be received in exchange, for the shares of another Fund series. Exchanges will be made at the public offering price of the shares exchanged.

OLDE Discount will automatically redeem an investor's shares in the Series to satisfy a debit balance in the investor's brokerage account or to provide necessary cash collateral in the investor's margin account. Redemption of shares will occur to the extent necessary to settle securities transactions if the free credit balance in an investor's brokerage account the day before settlement date is insufficient.

Series shares may be redeemed upon the verbal request of a shareholder to an OLDE Discount broker or other participating broker-dealer. Shares will be redeemed at the net asset value next determined after the request for redemption is received by OLDE Discount. Payment for shares redeemed will normally be by check mailed the same or the next business day but, in any event, within seven days of such request, absent extraordinary circumstances. The Series intends to pay cash for all shares redeemed, but under exceptional circumstances which make cash payment not in the best interest of the Series and its shareholders, the Series may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. Any portfolio securities issued as payment will be readily marketable. On such occasions, an investor may incur brokerage costs in converting securities to cash. The Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset of the Series during any 90 day period for any one shareholder.

The Fund may suspend the investors' right of redemption for the Series during any time when: 1) trading is restricted on the New York Stock Exchange, as determined by the Commission, or the Exchange is closed for other than customary weekends and holidays; 2) the Commission has permitted such suspension by order; or 3) the Commission has determined that an emergency exists, making disposal of portfolio securities, or valuation of Series net assets, not reasonable practicable. The Exchange currently recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                    DIVIDENDS

On each day that net asset value per share of the Series is determined, the Series' net investment income will be declared at 4:00 p.m. (New York Time) as a daily dividend to shareholders of record prior to the declaration. Unless a shareholder elects to receive cash, shareholders will receive dividends in additional shares of the Series. Shareholders wishing to receive their dividends in cash may make their request to the transfer agent, prior to the month in which such election shall commence. Dividends will be reinvested monthly in full and fractional shares of the Series at the net asset value. If cash payment is requested, checks will be mailed within five business days after the last day of each month.

The Series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Series consists of accrued interest income (1) plus or minus amortized discount or premium, (2) plus or minus all short-term realized gains and losses on investment and (3) minus accrued expenses allocated to the Series. Expenses of the Series are accrued each day. Since the Series' portfolio investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Series deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Shareholders will receive monthly statements of dividends and of purchase and redemption transactions.

                                 NET ASSET VALUE

As described in its Prospectus, the Series values its portfolio investments at amortized cost, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Periodic calculations are made to compare the value of the Series' investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1 percent or more were to occur between the net asset value per share calculated by reference to market values and the Series' $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Series' net asset value per share (computed using market values) declines, or was expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they held their shares and receiving, upon redemption, a lower price per share than that which they paid initially. On the other hand, if the Series' net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                                   PERFORMANCE

As reflected in its Prospectus, the historical performance calculation for the Series may be shown in the form of "current yield" and "effective yield". These various measures of performance are described below.

The Series' current yield is computed in accordance with a standardized method prescribed by rules of the Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Series as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

The Series' effective yield which reflects the effects of compounding and represents an annualization of the current yield, is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is:

                                                365/7
                        ((base period return +1)     )-1

The Series' yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Series will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Series is held, but also on such matters as Series expenses.

The comparative performance data referenced in the Series' prospectus may include total return.

                                  Current Yield

For the 7 day period ended October 31, 1999, the current yield of the Series was 4.74%.

                                 Effective Yield

For the 7 day period ended October 31, 1999, the effective yield of the Series was 4.85%.



                              FINANCIAL STATEMENTS

Audited Financial Statements of the Series for the fiscal year ending October 31, 1999 with the Report of the Independent Auditors are contained in the Series' Annual Report which is attached hereto and incorporated by reference herein.

                                   DISTRIBUTOR

The Fund has entered into a Principal Underwriting Agreement with OLDE Discount, which is in effect until January 8, 2001. The underwriting agreement will continue to be in force thereafter if approved at least annually by 1) the Board of Trustees of the Fund or by the vote of a majority of the outstanding voting securities of the Fund and 2) by a majority of the trustees of the Fund, who are not parties to the underwriting agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

OLDE Discount, as Distributor, has agreed to act as agent for the Fund for the distribution of Series shares. The Distributor may sell Series shares to or through qualified dealers, in accordance with the provisions herein.

Pursuant to a Plan and Agreement of Distribution (the "Agreement") pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Distributor is entitled to reimbursement of certain expenses of distribution, such as advertising of Series shares. For the fiscal year ended October 31, 1999, the Series incurred costs totaling $214,324 as reimbursement to the Distributor. The Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Fund, including the trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Agreement. The Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Series or the Distributor upon six months' notice. The Series shall reimburse the Distributor for distribution expenses in an amount not to exceed
 .25 of 1 percent of the Series' average daily net assets. The Series may participate in joint distribution activities with the other two series of the Fund. In such case, the distribution costs are allocated to each series in relation to the space dedicated to the series.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, located at One Detroit Center, Suite 1700, 500 Woodward Ave., Detroit, MI 48226 are the independent auditors for the Fund. The selection of auditors is subject to annual ratification by the Board of Trustees.

                                  MISCELLANEOUS

                           Indemnification of Trustees

The Fund shall indemnify each of its trustees and officers against, and pay on their behalf, all liabilities and expenses reasonably incurred by them in connection with the defense or disposition of any action, suit or other proceeding, before any court or administrative or legislative body, in which the trustee or officer may be, or may have been, involved as a party or otherwise, while in office or thereafter, by reason of being or having been a trustee or officer. Neither a trustee nor an officer will be indemnified in any action, suit or other proceeding, in which the trustee or officer is determined to be liable to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office. Such determination shall be made by either a) a majority of the disinterested trustees of the Fund who are not parties to the relevant proceeding, or b) a written opinion to that effect from independent legal counsel or c) a final decision on the merits by a court that the person's liability did not arise from such conduct.


APPENDIX - RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

             A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

                         MIG-1 AND MIG-2 MUNICIPAL NOTES

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

           STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


                       STATEMENT OF ADDITIONAL INFORMATION

OLDE Custodian Fund                            *OLDE PREMIUM MONEY MARKET SERIES
751 Griswold
Detroit, Michigan 48226

OLDE Custodian Fund (the "Fund") is a diversified, open-end management investment company currently consisting of three separate series. Each series represents a separate investment portfolio with its own investment policies and objectives.

This Statement of Additional Information discusses the OLDE Premium Money Market Series (the "Series"). The investment objectives of the Series are maximum current income, consistent with preservation of capital and liquidity and a stable share price of $1.00. To achieve these objectives, the Series invests in short-term higher quality corporate obligations, including commercial paper, issued by corporations and financial institutions selected by its investment adviser (the "Adviser"), OLDE Asset Management, Inc. A Prospectus and separate Statements of Additional Information, which contain information regarding OLDE Money Market Series, and OLDE Premium Plus Money Market Series are available without charge from the Fund.


This Statement of Additional Information, dated March 17, 2000, is not a Prospectus. It contains information in addition to, or further discussing, the information in the Prospectus for the Series, dated March 17, 2000, and is incorporated by reference in its entirety therein. No investment in shares of the Series should be made without first reading the Prospectus. A Prospectus may be obtained from the Fund, without charge, by writing to the address shown above, by calling (800) 235-3100, on the internet at www.OLDE.com, or contacting any other broker-dealer with whom the Distributor, OLDE Discount Corporation, has a dealer agreement.


                                TABLE OF CONTENTS
                                                                            Page
         General Information About the History of the Fund and the
           Series.............................................................2
         Investment Policies and Restrictions.................................2
         Officers and Trustees................................................5

         Management of the Series.............................................5
         Investment Adviser...................................................5
         Other Expenses of the Series.........................................6
         Custodian............................................................6
         Transfer Agent.......................................................7
         Policies and Procedures Governing Portfolio Brokerage
           Transactions.......................................................7
         Purchase and Redemption of Series Shares.............................8
         Dividends............................................................9
         Net Asset Value......................................................9
         Performance.........................................................10
         Financial Statements................................................10
         Distributor.........................................................10
         Miscellaneous.......................................................11
         Appendix............................................................12


        GENERAL INFORMATION ABOUT THE HISTORY OF THE FUND AND THE SERIES

The Fund was established as a business trust under the laws of Massachusetts on February 17, 1987 and is registered as an open-end management investment company with the Securities and Exchange Commission. The Fund has one class of capital stock with a par value of $0.01. This stock is currently issued in three series. In accordance with the Fund's Agreement and Declaration of Trust, the number of shares in any series which the Fund may issue is unlimited. The Board of Trustees is empowered to authorize the creation of additional series if the Board determines such action to be in the best interest of the Fund. In no event will such action, if taken, affect a series currently existing. Each series is treated as a separate entity.

The Fund is not required to hold annual shareholders' meetings but will, however, hold special shareholders' meetings as necessary to approve fundamental policy changes, elect trustees and for other matters requiring approval of the shareholders in accordance with the Investment Company Act of 1940. Votes are made by series on matters affecting an individual series except when voting in the aggregate is required by the Investment Company Act of 1940. Matters which affect a particular series would include the investment objectives, policies and restrictions of that series.

The Series' Prospectus and this Statement of Additional Information do not constitute an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and the Statement of Additional Information.

The Series' Prospectus and this Statement of Additional Information omit certain information contained in the Fund's Registration Statement filed with the Securities and Exchange Commission (the "Commission"). Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

The name "OLDE" included in the name of the Fund and each series is used pursuant to license by the Distributor. If the distribution agreement between the Distributor and the Fund is terminated, the name of the Fund and of each series must be amended to delete the name OLDE.

                      INVESTMENT POLICIES AND RESTRICTIONS

In order to maintain its status as a "diversified" management investment company, the Series must meet certain requirements under the 1940 Act. Seventy-five percent of the value of the Series' total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5 percent of the value of the total assets of the Series and to not more than 10 percent of the outstanding voting securities of the issuer of the securities. Each series of the Fund is treated as a separate entity which must comply with these diversification requirements.

OLDE PREMIUM MONEY MARKET SERIES invests in the following money market instruments, provided that the maturity of a single portfolio instrument cannot exceed 13 months:

         U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States (including Treasury bills, notes and bonds) or its agencies (such as the Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land
Bank). This Series may invest up to 100% of its assets in U.S. Government securities;

         BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and/or its agencies, and having total assets of $1 billion or more, and instruments secured by such obligations, including obligations of foreign branches of domestic banks;

         OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations having total assets of $1 billion or more. This Series may invest up to $1 million principal amount per bank or association;

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued to finance short-term credit needs. This Series may invest in commercial paper obligations which have short-term ratings within the highest grade by at least two nationally recognized statistical rating organizations ("NRSRO"), including but not limited to Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps, Inc. and Fitch Investors Service, Inc. ("First Tier Securities"). If only one NRSRO has rated the security, that rating is determinative.

         This Series may also invest up to 5% of its assets in commercial paper obligations which are rated in the second highest category by any two NRSROs ("Second Tier Securities"). This Series is limited as to the amount it may invest in such securities of a single issuer to the greater of 1% of this Series' total net assets or $1 million.

         This Series may also invest in commercial paper obligations that are unrated if they are issued by companies with a currently outstanding unsecured debt issue rated within the two highest grades by any NRSRO determined to be of the equivalent quality of other permissible investments pursuant to procedures adopted by the Board of Trustees;

         CORPORATE OBLIGATIONS. Corporate obligations rated at the time of purchase A-2 or higher by Standard & Poor's or Prime-2 or higher by Moody's, maturing in one year or less;

         (See Appendix to the Statement of Additional Information for this Series for an explanation of

Standard & Poor's and Moody's ratings.)

         VARIABLE RATE MASTER DEMAND NOTES. This Series may invest in variable rate master demand notes which are unsecured obligations, redeemable upon notice, that permit investment of fluctuating amounts at varying rates of interest. Such obligations are typically guaranteed or supported by a letter of credit issued by a bank or on behalf of the issuing institution; and

         REPURCHASE AGREEMENTS. This Series may enter into repurchase agreements, a type of secured lending by the Series, which typically involve the acquisition by the Series of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Series will sell back to the institution, and that the institution will repurchase, the underlying instrument ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Series will receive interest from the issuer until the time when the repurchase is to occur. Although this date is deemed by the Series to be the maturity date of a repurchase agreement, the maturities of instruments subject to repurchase agreements are not subject to any limits and may exceed one year. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Series follows procedures designed to minimize such risks. This Series will consider on an ongoing basis the credit-worthiness of the issuers with which it enters into repurchase agreements. The Adviser will monitor periodically the value of the collateral to assure that it equals or exceeds the repurchase price. This Series will not invest more than 5% of the value of its total assets in repurchase agreements which exceed 7 days duration. This Series' Custodian will have custody of, and will hold in a segregated account, either physically or in a separate book-entry account, instruments acquired by this Series under a repurchase agreement.

                                  RESTRICTIONS

The following restrictions are fundamental policy restrictions on investments by the Series which may not be changed without approval by the vote of a majority of the outstanding shares of the Series. The vote of a majority of the outstanding shares means the vote, at a special meeting duly called, of (A) 67 percent or more Series shares present at such meeting, if 50 percent of Series shares are present or represented by proxy, or (B) more than 50 percent of the outstanding shares of the Series, whichever is less.

The Series may not:

         1) borrow money, except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, and not for investment or leveraging, provided that borrowing in the aggregate may not exceed 10% of the value of the Series' total assets (including the amount borrowed) at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Series' total assets at the time of such borrowing.
         2) purchase securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, of any issuer having a record, together with its predecessors, of less than three years continuous operation, if immediately after such purchase more than 5% of the value of the Series' total assets would be invested in such securities.
         3) purchase securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Series' total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of any one issuer would be owned by the Series (for this purpose all indebtedness of an issuer shall be deemed a single class of security). This restriction shall apply to only 75% of the portfolio. The Series may exceed the 5% limitation for up to three business days for assets invested in securities rated in the highest short-term category by at least two NRSROs or by the only NRSRO that has rated the security, or comparable unrated securities.
         4) purchase any security on margin except to the extent such short-term credits are necessary for the clearance of transactions;
         5) participate on a joint or a joint and several basis in any trading account in securities, except in connection with an underwriting in which the Series is a participant;
         6) effect a short sale of any security, except in connection with an underwriting in which the Series is a participant;
         7) purchase and sell real estate, real estate limited partnership interests, commodities or commodity contracts;
         8) purchase and sell interests in oil, gas or other mineral exploration or development programs;
         9) make loans to other persons, except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies;
         10) purchase legally or contractually restricted securities the value of which is in excess of 5 percent of the value of the Series' total assets;
         11) invest for control or management of the issuer of the securities;
         12) invest more than 25 percent of the value of its total assets in any one industry (other than obligations of the U.S. Government, its agencies or instrumentalities, certificates of deposit or bankers' acceptances);
         13) invest more than 5 percent of the value of the Series' total assets in equity securities of issuers which are not readily marketable;
         14) purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or its investment adviser owning beneficially more than 1/2 of 1 percent of the securities of such issuer together own more than 5 percent of the securities of such issuer;
         15) underwrite securities issued by others except to the extent the Series may be deemed to be an underwriter under the Federal securities laws, in connection with the disposition of portfolio securities;
         16) issue senior securities as defined in the 1940 Act;
         17) purchase or retain the securities of an insurance company if the total invested would exceed 5 percent of the value of the Series' total assets, unless the Commission has issued an order permitting such investment;
         18) invest more than 5 percent of the value of its total assets in warrants, and of this amount, no more than 2 percent of the total assets of any series may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange; as a non-fundamental policy, the Adviser has undertaken not to invest in warrants in any amount; or
         19) write, purchase or sell puts, calls or combinations of such option contracts.

                              OFFICERS AND TRUSTEES

The members of the Board of Trustees and officers of the Fund are responsible for the supervision and review of the management of the Fund and each series. The names, positions and principal occupations of the trustees and principal officers of the Fund during the past five years are as follows:

         1. *Lisa S. Fildes, President, Secretary and Trustee. Ms. Fildes is corporate attorney and Secretary of OLDE Discount.

         2. William H. Volz, Trustee. Mr. Volz is the Interim Chair of the Department of Accounting and Professor of Business Administration at Wayne State University. Prior to 1998, he was the Director of the Center for Legal Studies at Wayne State University. Prior to August 1995, Mr. Volz was Dean of Wayne State University, School of Business Administration.

         3. Bruce H. Olson, Trustee. Dr. Olson is a Professor of Finance at Miami University, Oxford, Ohio.

         4. Charles C. Milliken, Trustee. Mr. Milliken is Professor Emeritus at Siena Heights College, Adrian, Michigan. Prior to 1998, he was a Professor of Management at Siena Heights College.

         5. William R.D. Martin, Trustee. Mr. Martin is a Professor of Business Administration at the University of Michigan, Dearborn.

         6. Mack H. Sutton, CPA, Vice President. Mr. Sutton is Vice President and Chief Financial Officer of OLDE Discount Corporation.

         *This trustees is an "interested person" of the Fund as defined in the Investment Company Act of 1940.

The nonaffiliated trustees of the Fund receive as compensation $1,375 plus expenses for each meeting of the Board of Trustees attended plus a $1,375 quarterly retainer. The trustees and officers affiliated with the Distributor or the Adviser receive no compensation or reimbursement from the Fund for acting in those positions.

                            MANAGEMENT OF THE SERIES

The Board of Trustees of the Fund is primarily responsible for overseeing the conduct of the Fund's and each series' business.

                               INVESTMENT ADVISER


OLDE Asset Management, Inc. serves as investment adviser for the Series (the "Adviser"). It has acted as the Adviser for the Series since the Series commenced operations. The Adviser is a wholly-owned subsidiary of OLDE Financial Corporation, a Michigan corporation. On December 1, 1999 OLDE Financial Corporation and all of its subsidiaries were acquired by H&R Block, Inc. through Block Financial Corporation. OLDE Asset Management, Inc. continued to act as the Adviser to the Series pursuant to an exemption granted by the Securities and Exchange Commission on December 13, 1999. The exemption permited OLDE Asset Management, Inc. to act as adviser to the Series under a new advisory agreement, while seeking shareholder approval of the new investment advisory agreement. The new advisory agreement was approved by the shareholders on March 3, 2000.

OLDE Financial Corporation acts as a holding company for the following additional affiliates: OLDE Discount, H&R Block Financial Corporation, C.U. Brokerage Services, Inc., OLDE Clearing Corporation and American Brokerage Services, Inc. Some employees of the Adviser are also employees of OLDE Discount.

As compensation for its services, the Adviser receives an annual management fee of .30% of average daily net assets of the Series and is paid monthly. Fees are charged to each series of the Fund separately on the basis of the value of the average daily net assets attributable to that series. For the fiscal years ended 1997, 1998 and 1999, the Series paid $810,533, $963,833 and $1,100,534 respectively, as an advisory fee to the Adviser. The Adviser's Advisory Agreement with the Fund provides for reimbursement to the Series of the aggregate expenses of the Series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2 percent of the first $10 million of the Series' average net assets, 1 1/2 percent of the next $20 million in average net assets of the Series and 1 percent of average net assets over $30 million.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or law or any loss suffered by the Series in connection with the matters to which the Advisory Agreement relates except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its duties under the Advisory Agreement. OLDE Asset Management, Inc. also provides portfolio accounting services to the Series for a fee of $1,375 per month.

                          OTHER EXPENSES OF THE SERIES

The Series pays the fees of the Adviser, Custodian and the Transfer Agent and Shareholder Servicing agent. The Series' service contractors bear the expenses incurred in connection with the performance of the services. Additional costs paid by the Series are attributable to expenses of operation including, but not limited to: recordkeeping requirements, outside auditing and legal services, required insurance premiums, the registration of shares under Federal and state securities laws and all other expenses charged in connection with the registration and issuance of Series shares.

Expenses of the Fund not directly attributable to any one series will be borne by a particular series in the same proportion as the amount of assets invested in such series bears to the total amount of assets invested in the Fund.

                                    CUSTODIAN

The Custodian of the Series is The Bank of New York, 90 Washington St., New York, New York 10286. The Custodian is authorized to hold all securities and monies at any time owned by the Series and to perform certain accounting and recordkeeping functions required of an investment company by Federal, state and local laws, rules and regulations. Bank of New York may, in its discretion, appoint one or more qualified banks, trust companies or securities depositories to act as its agent in carrying out the provisions of the Custodian Agreement, provided that such appointment will not relieve it of its responsibilities or liabilities under the Custodian Agreement.

The Custodian receives a fee for its services provided to the Series based on the net assets of the Series, certain transaction charges and reimbursement for its out-of-pocket expenses.

                                 TRANSFER AGENT

OLDE Discount Corporation, 751 Griswold, Detroit, MI 48226, is Transfer Agent and Dividend Disbursing Agent for the Fund. OLDE Discount is responsible for all shareholder servicing and share registration activities (book entry form only), pursuant to a Transfer Agency Agreement. In accordance with that agreement, OLDE Discount issues and redeems Series shares; processes dividend and distribution payments to shareholders; prepares and mails customer account statements; mails shareholder communications; responds to shareholder and other inquiries; maintains shareholder accounts; and performs other related activities. As compensation for its services, OLDE Discount receives an annual fixed fee of $24.00 per beneficial account.


       POLICIES AND PROCEDURES GOVERNING PORTFOLIO BROKERAGE TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the investment objectives of the Series in relation to movements in the general level of interest rates, to invest money obtained from the sale of shares of the Series, to reinvest proceeds from maturing portfolio securities and to meet redemptions of shares of the Series. This may increase or decrease the yield of the Series depending upon the Adviser's ability to time and execute such transactions on a favorable basis. Since the Series' assets will be invested in instruments with short maturities, its portfolio will turn over several times a year. Since instruments with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Series' turnover rate for reporting purposes is anticipated to be zero.

The Adviser is authorized to place orders for money market instruments with various broker-dealers, including agency orders with OLDE Discount, the Fund's Distributor, subject to the requirements of applicable laws and rules. The Fund expects that purchases and sales of the Series' portfolio investments usually will be principal transactions. Portfolio instruments will normally be purchased directly from the issuer of the obligations or from an underwriter or market maker for the issue. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Orders for securities will generally be placed by the Adviser with a view toward obtaining the best price and execution available. In seeking to achieve the best combination of price and execution, the Adviser must attempt to evaluate the overall quality and reliability of the broker-dealers and the services provided, including research services, general execution capability, reliability and integrity, willingness to take positions in securities, general operational capabilities and financial condition. The responsibility of the Adviser to attempt to obtain the best combination of price and execution does not obligate it to solicit a competitive bid for each transaction. Furthermore, the Adviser has no obligation to seek the lowest available cost to the Series, so long as the Adviser determines in good faith that the broker-dealer's commission, spread or discount is reasonable in relation to the value of the execution and research services provided by such a broker-dealer to the Series, the Adviser or Distributor when viewed in terms of that particular transaction or the Adviser's overall responsibilities with respect to all of its clients, including the Series, as to which it offers advice or exercises investment discretion.

Certain procedures have been adopted by the Fund whereby the Fund's Board of Trustees can determine the quality of execution and cost of all orders executed by OLDE Discount. OLDE Discount is required to record for each transaction executed by it: the time and price of execution, the exchange on which the transaction was executed (unless such transaction was executed over-the-counter), the security involved and the number of shares traded. The record must be compiled at least monthly and presented to the Fund's Board of Trustees quarterly.

                    PURCHASE AND REDEMPTION OF SERIES SHARES

Shares of the Series are sold at their net asset value next determined after an order and payment are received as described in the Series' Prospectus. The minimum initial and continuing investment is $5,000 and $1,000 for subsequent investments, but such minimum amounts may be changed at any time. A prospective investor wishing to open an account should use the appropriate account application which may be obtained from OLDE Discount or the other participating broker-dealer.

On each business day OLDE Discount will automatically enter an order for Series shares in an amount equal to the free credit balance in an electing investor's OLDE Discount brokerage account as of the previous business day. If an investor's free credit balance is less than $1,000 on the last business day, it will not be invested but will remain as a credit balance in the investor's OLDE Discount brokerage account. If securities purchases are scheduled to settle, adequate cash will be held in the investor's brokerage account to settle the transaction. Credit balances that stand as collateral for the investor's obligations (such as cash balance resulting from a short sale) will be held in the investor's brokerage account and will not be available for investment in the Series.

Shares of the Series may be exchanged, or be received in exchange, for the shares of another Fund series. Exchanges will be made at the public offering price of the shares exchanged.

OLDE Discount will automatically redeem an investor's shares in the Series to satisfy a debit balance in the investor's brokerage account or to provide necessary cash collateral in the investor's margin account. Redemption of shares will occur to the extent necessary to settle securities transactions if the free credit balance in an investor's brokerage account the day before settlement date is insufficient.

Series shares may be redeemed upon the verbal request of a shareholder to an OLDE Discount broker or other participating broker-dealer. Shares will be redeemed at the net asset value next determined after the request for redemption is received by OLDE Discount. Payment for shares redeemed will normally be by check mailed the same or the next business day but, in any event, within seven days of such request, absent exceptional circumstances. The Series intends to pay cash for all shares redeemed, but under exceptional circumstances which make cash payment not in the best interest of the Series and its shareholders, the Series may make payment wholly or partly in portfolio instruments at their then market value equal to the redemption price. Any portfolio instruments issued as payment will be readily marketable. On such occasions, an investor may incur brokerage costs in converting money market instruments to cash. The Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Series during any 90 day period for any one shareholder.

The Fund may suspend the investors' right of redemption for the Series during any time when: 1) trading is restricted on the New York Stock Exchange (the "Exchange"), as determined by the Commission, or the Exchange is closed for other than customary weekends and holidays; 2) the Commission has permitted such suspension by order; or 3) the Commission has determined that an emergency exists, making disposal of portfolio securities, or valuation of Series net assets, not reasonably practicable. The Exchange currently recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                    DIVIDENDS

On each day that the net asset value per share of the Series is determined, the Series' net investment income will be declared at 4:00 p.m. (New York Time) as a daily dividend to shareholders of record prior to the declaration. Unless a shareholder elects to receive cash, shareholders will receive dividends in additional shares of the Series. Shareholders wishing to receive their dividends in cash may make their request to the Transfer Agent, prior to the month in which such election shall commence. Dividends will be reinvested monthly in full and fractional shares of the Series at the net asset value. If cash payment is requested, checks will be mailed within five business days after the last day of each month.

The Series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Series consists of accrued interest income (1) plus or minus amortized discount or premium, (2) plus or minus all short-term realized gains and losses on investment and (3) minus accrued expenses allocated to the Series. Estimated expenses of the Series are accrued each day. Since the Series' portfolio investments are valued at amortized cost, there will normally be no unrealized gains or losses on such investments. However, should the net asset value of the Series deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and unrealized gains and losses would then be included in net investment income.

Shareholders will receive monthly statements of dividends and of purchase and redemption transactions.

                                 NET ASSET VALUE

As described in its Prospectus, the Series values its portfolio investments at amortized cost, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or accretion of discount, rather than at current market value. Periodic calculations are made to compare the value of the Series' investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1 percent or more were to occur between the net asset value per share calculated by reference to market values and the Series' $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly determine what action, if any, should be initiated to correct the deviation. If the Series' net asset value per share (computed using market values) declined, or was expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payment in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon, redemption, a lower price per share than that which they paid initially. On the other hand, if the Series' net asset value per share (computed using market values) was to increase, or was anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                                   PERFORMANCE

The Series' current yield is computed in accordance with a standardized method prescribed by rules of the Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Series as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus accretion of discount and minus amortization of premium less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

The Series' effective yield, which reflects the effects of compounding and represents an annualization of the current yield, is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is:

                                               365/7
                       ((base period return +1)     ) -1

The Series' yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Series will actually yield for any future period.

Actual yields will depend not only on changes in interest rates of money market instruments during the period in which the investment in the Series is held, but also on such matters as the Series' expenses.

The comparative performance data referenced in the Series' prospectus may include total return.

                                  Current Yield

For the 7 day period ended October 31, 1999, the current yield of the Series was 4.99%.

                                 Effective Yield

For the 7 day period ended October 31, 1999, the effective yield of the Series was 5.12%.


                              FINANCIAL STATEMENTS

Audited Financial Statements of the Series for the fiscal year ending October 31, 1999 with the Report of the Independent Auditors are contained in the Series' Annual Report which is attached hereto and incorporated by reference herein.

                                   DISTRIBUTOR

The Fund has entered into a Principal Underwriting Agreement with OLDE Discount, which is in effect until January 8, 2001 to distribute the shares of the Series. The Principal Underwriting Agreement will continue to be in force thereafter if approved at least annually by 1) the Board of Trustees of the Series or by the vote of a majority of the outstanding voting securities of the Series and 2) by a majority of the trustees of the Fund who are not parties to the underwriting agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The Distributor may sell Series shares to or through qualified dealers in accordance with the provisions of the Principal Underwriting Agreement. In accordance with a Plan and Agreement of Distribution (the "Agreement") adopted pursuant to Rule 12b-1 of the 1940 Act, the Distributor is entitled to reimbursement of certain expenses of distribution of shares of the Series, such as advertising of Series shares. The Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Fund, including the trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Agreement. For the fiscal year ended October 31, 1998, the Series incurred costs totaling $32,163 as reimbursement to the Distributor. The Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Series or the Distributor upon six months' notice. The Series is required to reimburse the Distributor for distribution expenses in an amount not to exceed .15% of the value of the Series' average daily net assets. The Series may participate in joint distribution activities with the other two series of the Fund. In such case, the distribution costs are allocated to each series in relation to the space dedicated to the series.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, located at One Detroit Center, Suite 1700, 500 Woodward Ave., Detroit, MI 48226, are the independent auditors for the Fund. The selection of independent auditors is subject to annual ratification by the Board of Trustees.

                                  MISCELLANEOUS

                           Indemnification of Trustees

The Fund will indemnify each of its trustees and officers against, and pay on their behalf, all liabilities and expenses reasonably incurred by them in connection with the defense or disposition of any action, suit or other proceeding, before any court or administrative or legislative body, in which the trustee or officer may be, or may have been, involved as a party or otherwise, while in office or thereafter, by reason of being or having been a trustee or officer. Neither a trustee nor an officer will be indemnified in any action, suit or other proceeding, in which the trustee or officer is determined to be liable to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office. Such determination shall be made by either a) a majority of the disinterested trustees of the Fund who are not parties to the relevant proceeding, or b) a written opinion to that effect from independent legal counsel or c) a final decision on the merits by a court that the person's liability did not arise from such conduct.

APPENDIX - RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

             A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made of unusual circumstances.

Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

                         MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

                   STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.




                       STATEMENT OF ADDITIONAL INFORMATION

OLDE Custodian Fund                       *OLDE PREMIUM PLUS MONEY MARKET SERIES
751 Griswold
Detroit, Michigan 48226

OLDE Custodian Fund (the "Fund") is a diversified, open-end management investment company currently consisting of three separate series. Each series represents a separate investment portfolio with its own investment policies and objectives.

This Statement of Additional Information discusses OLDE Premium Plus Money Market Series (the "Series"). The investment objectives of the Series are maximum current income, consistent with preservation of capital and liquidity and a stable share price of $1.00. To achieve these objectives, the Series invests in short-term higher quality corporate obligations, including commercial paper, issued by corporations and financial institutions selected by its investment adviser (the "Adviser"), OLDE Asset Management, Inc. A Prospectus and separate Statements of Additional Information, which contain information regarding OLDE Money Market Series, and OLDE Premium Money Market Series are available without charge from the Fund.


This Statement of Additional Information, dated March 17, 2000, is not a Prospectus. It contains information in addition to, or further discussing, that found in the Prospectus for the Series, dated March 17, 2000, and is incorporated by reference in its entirety therein. No investment in shares of the Series should be made without first reading the Prospectus. A Prospectus may be obtained from the Fund, without charge, by writing to the address shown above, by calling (800) 235-3100, on the internet at www.OLDE.com, or contacting any other broker-dealer with whom the Distributor, OLDE Discount Corporation, has a dealer agreement.

                                TABLE OF CONTENTS
                                                                            Page
         General Information About the History of the Fund and the
           Series.............................................................2
         Investment Policies and Restrictions.................................2
         Officers and Trustees................................................5
         Management of the Series.............................................6
         Investment Adviser...................................................6
         Other Expenses of the Series.........................................6
         Custodian............................................................7
         Transfer Agent.......................................................7
         Policies and Procedures Governing Portfolio Brokerage
           Transactions.......................................................7
         Purchase and Redemption of Series Shares.............................8
         Dividends............................................................9
         Net Asset Value......................................................9
         Performance.........................................................10
         Financial Statements................................................10
         Distributor.........................................................11
         Miscellaneous.......................................................11
         Appendix............................................................12

        GENERAL INFORMATION ABOUT THE HISTORY OF THE FUND AND THE SERIES

The Fund was established as a business trust under the laws of Massachusetts on February 17, 1987 and is registered as an open-end management investment company with the Securities and Exchange Commission (the "Commission"). The Fund has one class of capital stock with a par value of $0.01. This stock is currently issued in three series. In accordance with the Fund's Agreement and Declaration of Trust, the number of shares in any series which the Fund may issue is unlimited. The Board of Trustees is empowered to authorize the creation of additional series of the Fund if the Board determines such action to be in the best interest of the Fund. In no event will such action, if taken, affect a series currently existing. Each series is treated as a separate entity.

The Fund is not required to hold annual shareholders' meetings but will, however, hold special shareholders' meetings as necessary to approve fundamental policy changes, elect trustees and other matters requiring approval of the shareholders in accordance with the Investment Company Act of 1940 (the "1940 Act"). Voting is done by series on matters affecting an individual series except when voting of Fund shares in the aggregate is required by the 1940 Act. Matters which affect a particular series would include the investment objectives, policies and restrictions of that series.

The Series' Prospectus and this Statement of Additional Information do not constitute an offering of the securities herein described in any state in which such offering may not be lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and the Statement of Additional

Information.

The Series' Prospectus and this Statement of Additional Information omit certain information contained in the Fund's Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

The name "OLDE" included in the name of the Fund and each series is used pursuant to license by the Distributor. If the distribution agreement between the Distributor and the Fund is terminated, the name of the Fund and of each series must be amended to delete the name OLDE.

                      INVESTMENT POLICIES AND RESTRICTIONS

In order to maintain its status as a "diversified" management company, the Series must meet certain requirements. Seventy-five percent of the value of the Series' total assets must be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5 percent of the value of the total assets of the Series and to not more than 10 percent of the outstanding voting securities of the issuer of the securities. Each series of the Fund represents a separate entity which must comply with these diversification requirements.

The following restrictions are fundamental policy restrictions on investment by the Series which may not be changed without approval by the vote of a majority of the outstanding voting shares of the Series. The vote of a majority of the outstanding voting shares means the vote, at a special meeting duly called, of
(A) 67 percent or more present at such meeting, if 50 percent are present or represented by proxy, or (B) more than 50 percent of the outstanding voting securities of the Series, whichever is less.

OLDE PREMIUM PLUS MONEY MARKET SERIES invests in the following money market instruments, provided that the maturity of a single portfolio instrument cannot exceed 13 months:

         U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States (including Treasury bills, notes and bonds) or its agencies (such as the Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land
Bank). This Series may invest up to 100% of its assets in U.S. Government securities;

         BANK OBLIGATIONS. Certificates of deposit and bankers' acceptances issued by domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks and domestic and foreign branches of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         This Series also may invest in time deposits which are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. In no event will this Series invest in a time deposit for a period of greater than 7 days.

         This Series will invest only in obligations of banking institutions having total assets in excess of $1 billion;

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued to finance short-term credit needs. This Series may invest in commercial paper obligations which have short-term ratings within the highest grade by at least two nationally recognized statistical rating organizations ("NRSRO"), including but not limited to Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps, Inc. and Fitch Investors Service, Inc. ("First Tier Securities"). If only one NRSRO has rated the security, that rating is determinative.

         This Series may also invest up to 5% of its assets in commercial paper obligations which are rated in the second highest category by any two NRSROs ("Second Tier Securities"). This Series is limited as to the amount it may invest in such securities of a single issuer to the greater of 1% of this Series' total net assets or $1 million.

         This Series may also invest in commercial paper obligations that are unrated if they are issued by companies with a currently outstanding unsecured debt issue rated within the two highest grades by any NRSRO determined to be of the equivalent quality of other permissible investments pursuant to procedures adopted by the Board of Trustees;

         CORPORATE OBLIGATIONS. Obligations consisting of short-term fixed, floating and variable rate bonds and notes issued by corporations which, at the time of purchase, are rated at least Aa by Moody's Investors Service, Inc. or at least AA by Standard & Poor's Corporation, or, if not so rated, are "pari passu" with respect to the issuer's short-term unsecured and/or unsubordinated debt rating of A1/P1;
         (See the Appendix to the Statement of Additional Information for this Series for an explanation of Standard & Poor's and Moody's ratings.)

         VARIABLE RATE MASTER DEMAND NOTES. Unsecured obligations which permit this Series to invest fluctuating amounts at varying rates of interest pursuant to a negotiated arrangement between the lender and the borrower. The demand feature facilitates the payment of principal at any time, or at specified times in accordance with such arrangement. Such obligations are typically supported by a letter of credit or other credit support arrangement issued by a bank on behalf of the borrower; and

         REPURCHASE AGREEMENTS. This Series may enter into repurchase agreements, a type of secured lending by this Series, which typically involve the acquisition by this Series of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement will provide that this Series will sell back to the institution, and that the institution will repurchase, the underlying instrument ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. This Series will receive interest from the issuer until the time when the repurchase is to occur. Although this date is deemed by this Series to be the maturity date of a repurchase agreement, the maturities of instruments subject to repurchase agreements are not subject to any limits and may exceed one year. While repurchase agreements involve certain risks not associated with direct investments in debt securities, this Series follows procedures designed to minimize such risks. This Series will consider on an ongoing basis the credit-worthiness of the issuers with which it enters into repurchase agreements. This Series' Adviser will monitor periodically the value of the collateral to assure that is equals or exceeds the repurchase price. This Series will not invest more than 5% of the value of its total assets in repurchase agreements which exceed 7 days duration. This Series' Custodian will have custody of, and will hold in a segregated account either physically or in a separate book-entry account, instruments acquired by this Series under a repurchase agreement.

                                  RESTRICTIONS

The following restrictions are fundamental policy restrictions which may not be changed without approval by the vote of a majority of the outstanding shares of the Series. The vote of a majority of the outstanding shares means the vote, at a special meeting duly called, of (A) 67 percent or more Series shares present at such meeting, if 50 percent of Series shares are present or represented by proxy, or (B) more than 50 percent of the outstanding shares of the Series, whichever is less.

The Series may not:

         1) borrow money, except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, and not for investment or leveraging, provided that borrowing in the aggregate may not exceed 10% of the value of the Series' total assets (including the amount borrowed) at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Series' total assets at the time of such borrowing.
         2) purchase securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, of any issuer having a record, together with its predecessors, of less than three years continuous operation, if immediately after such purchase more than 5% of the value of the Series' total assets would be invested in such securities.
         3) purchase securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Series' total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of any one issuer would be owned by the Series (for this purpose all indebtedness of an issuer shall be deemed a single class of security). This restriction shall apply to only 75% of the portfolio. The Series may exceed the 5% limitation for up to three business days for assets invested in securities rated in the highest short-term category by at least two NRSROs or by the only NRSRO that has rated the security, or comparable unrated securities.
         4) purchase any security on margin except such short-term credits as are necessary for the clearance of transactions;
         5) participate on a joint or a joint and several basis in any trading account in securities, except in connection with an underwriting in which the Series is a participant;
         6) effect a short sale of any security, except in connection with an underwriting in which the Series is a participant;
         7) purchase and sell real estate, real estate limited partnership interests, commodities or commodity contracts;
         8) purchase and sell interests in oil, gas, or other mineral exploration or development programs;
         9) make loans to other persons, except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies;
         10) purchase legally or contractually restricted securities the value of which is in excess of 5 percent of the value of the Series' total assets;
         11) invest for control or management of the issuer of the securities;
         12) invest more than 25 percent of the value of its total assets in any one industry (other than obligations of the U.S. Government or its agencies or instrumentalities, certificates of deposit or bankers' acceptances);
         13) invest more than 5 percent of the value of the Series' total assets in equity securities of issuers which are not readily marketable;
         14) purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or its investment adviser owning beneficially more than 1/2 of 1 percent of the securities of such issuer together own more than 5 percent of the securities of such issuer;
         15) underwrite securities issued by others except to the extent the Series may be deemed to be an underwriter under the Federal securities laws, in connection with the disposition of portfolio securities;
         16) issue senior securities as defined in the 1940 Act;
         17) purchase or retain the securities of an insurance company if the total invested would exceed 5 percent of the value of the Series' total assets, unless the Commission has issued an order permitting such investment;
         18) invest more than 5 percent of the value of its total assets in warrants, and of this amount, no more than 2 percent of the total assets of any series may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange (as a non-fundamental policy, the Adviser has undertaken not to invest the Series' assets in warrants in any amount); or
         19) write, purchase or sell puts, calls or combinations of such option contracts.

                              OFFICERS AND TRUSTEES

The members of the Board of Trustees and Officers of the Fund are responsible for supervision and review of the management of the Fund and each series. The names, positions and principal occupations of the trustees and principal officers of the Fund during the past five years are as follows:

         1. *Lisa S. Fildes, President, Secretary and Trustee. Ms. Fildes is corporate attorney and Secretary of OLDE Discount Corporation.

         2. William H. Volz, Trustee. Mr. Volz is Interim Chair of the Department of Accounting and Professor of Business Administration at Wayne State University. Prior to 1998, he was Director of the Center for Legal Studies at Wayne State University. Prior to August 1995, Mr. Volz was Dean of Wayne State University, School of Business Administration.

         3. Bruce H. Olson, Trustee. Dr. Olson is a Professor of Finance at Miami University, Oxford, Ohio.

         4. Charles C. Milliken, Trustee. Mr. Milliken is Professor Emeritus at Siena Heights College, Adrian, Michigan. Prior to 1998, he was a Professor of Management at Siena Heights College.

         5. William R.D. Martin, Trustee. Mr. Martin is a Professor of Business Administration at the University of Michigan, Dearborn.

         6. Mack H. Sutton, CPA, Vice President. Mr. Sutton is Vice President and Chief Financial Officer of OLDE Discount Corporation.

*This trustee is an "interested person" of the Company as defined in the Investment Company Act of 1940.

The nonaffiliated trustees of the Fund receive as compensation $1,375 plus expenses for each meeting of the Board of Trustees attended plus a $1,375 quarterly retainer. The trustees and officers affiliated with the Distributor or the Investment Adviser receive no compensation or reimbursement from the Fund for acting in those positions.

                            MANAGEMENT OF THE SERIES

The Board of Trustees of the Fund is primarily responsible for overseeing the conduct of the Fund's and each series' business.

                               INVESTMENT ADVISER


OLDE Asset Management, Inc. serves as investment adviser for the Series (the "Adviser"). It has acted as the Adviser for the Series since the Series commenced operations. The Adviser is a wholly-owned subsidiary of OLDE Financial Corporation, a Michigan corporation. On December 1, 1999 OLDE Financial Corporation and all of its subsidiaries were acquired by H&R Block, Inc. through Block Financial Corporation. OLDE Asset Management, Inc. continued to act as the Adviser to the Series pursuant to an exemption granted by the Securities and Exchange Commission on December 13, 1999. The exemption permitted OLDE Asset Management, Inc. to act as adviser to the Series under a new advisory agreement, while seeking shareholder approval of the new investment advisory agreement. The new advisory agreement was approved by the shareholders on March 3, 2000. OLDE Financial Corporation acts as a holding company for the following additional affiliates: OLDE Discount Corporation, Smartvest, Inc., C.U. Brokerage Services, Inc., OLDE Clearing Corporation and American Brokerage Services, Inc. Some employees of the Adviser are also employees of OLDE Discount Corporation.


As compensation for its services, the Adviser receives an annual management fee of .15% of average daily net assets of the Series and is paid monthly. The Adviser's fees are charged to each series of the Fund separately, on the basis of the value of average daily net assets attributable to that series. For the fiscal years ended 1997, 1998 and 1999, the Series paid $3,011,993, $3,312,960, and $3,942,239, respectively, as an advisory fee to the Adviser. The Adviser's Advisory Agreement with the Fund provides for reimbursement to the Series of the aggregate expenses of the Series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2 percent of the first $10 million of the Series' average net assets, 1 1/2 percent of the next $20 million in average net assets of the Series and 1 percent of average net assets over $30 million. OLDE Asset Management, Inc. also provides portfolio accounting services to the Series for a fee of $1,375 per month.

The Adviser has voluntarily agreed to reimburse or waive any or all expenses of this Series which exceed .25% of average net assets from January 1, 1997 until January 1, 2001. The Adviser may, in its discretion, reimburse additional expenses of this Series. Previously, the Adviser voluntarily agreed to waive its management fee and accounting fee and reimburse all other expenses of the Series until January 1, 1997. This voluntary action has been undertaken in order to increase the yield to shareholders and reduce the Series' total expenses.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or law or any loss suffered by any series in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its duties under the Agreement.

                          OTHER EXPENSES OF THE SERIES

The Series pays the fees of the Adviser, Custodian, and the Transfer Agent and Shareholder Servicing Agent. The Series' service contractors bear the expenses incurred in connection with the performance of their services. Additional costs paid by the Series are attributable to expenses of operation including, but not limited to: recordkeeping requirements, outside auditing and legal services, required insurance premiums, the registrations of shares under Federal and state securities laws, and all other expenses charged in connection with the registration and issuance of Series shares.

Expenses of the Fund not directly attributable to any one series will be borne by a particular series in the same proportion as the amount of assets invested in such series bears to the total amount of assets invested in the Fund.

                                    CUSTODIAN

The Custodian for the Series is The Bank of New York, 90 Washington St., New York, New York 10286. The Custodian is authorized and directed to hold all securities and monies at any time owned by the Fund and to perform certain accounting and recordkeeping functions required of an investment company by Federal, state and local laws, rules and regulations. The Bank of New York may, in it discretion, appoint one or more qualified banks, trust companies or securities depositories to act as its agent in carrying out the provisions of the Custodian Agreement, provided that such appointment will not relieve it of its responsibilities or liabilities under the Custodian Agreement.

The Custodian receives a fee for its services to the Series based on the net assets of the Series, certain transaction charges and reimbursement for its out-of-pocket expenses.

                                 TRANSFER AGENT

OLDE Discount Corporation, 751 Griswold, Detroit, MI 48226, acts as Transfer Agent and Dividend Disbursing Agent for the Series. OLDE Discount is responsible for all shareholder servicing and share registration activities (book entry form only), pursuant to an Agency Agreement. In accordance with that agreement, OLDE Discount shall: issue and redeem Series shares; process dividend and distribution payments to shareholders; mail shareholder communications; respond to shareholder and other inquiries; maintain shareholder accounts; and perform other related activities. As compensation for its services, OLDE Discount receives an annual fixed fee of $24.00 per beneficial account.

       POLICIES AND PROCEDURES GOVERNING PORTFOLIO BROKERAGE TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the investment objectives of the Series in relation to movements in the general level of interest rates, to invest money obtained from the sale of shares of the Series, to reinvest proceeds from maturing portfolio securities and to meet redemptions of shares of the Series. This may increase or decrease the yield of the Series depending upon the Adviser's ability to time and execute such transactions on a favorable basis. Since the Series' assets will be invested in instruments with short maturities, its portfolio will turn over several times a year. Since instruments with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Series' turnover rate for reporting purposes is anticipated to be zero.

The Adviser is authorized to place orders for money market instruments with various broker-dealers, including agency orders with OLDE Discount, the Fund's Distributor, subject to the requirements of applicable laws and rules. The Fund expects that purchases and sales of the Series' portfolio investments usually will be principal transactions. Portfolio instruments will normally be purchased directly from the issuer of the obligations or from an underwriter or market maker for the issue. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Orders for securities must generally be placed by the Adviser with a view to obtaining the best price and execution available. In seeking to achieve the best combination of price and execution, the Adviser must attempt to evaluate the overall quality and reliability of the broker-dealers and the services provided, including research services, general execution capability, reliability and integrity, willingness to take positions in securities, general operations capabilities and financial condition. The responsibility of the Adviser to attempt to obtain the best combination of the price and execution does not obligate it to solicit a competitive bid for each transaction; provided that the Adviser must solicit a competitive bid for any transaction in the Series which has a principal value of $1 million or more. Furthermore, the Adviser has no obligation to seek the lowest available cost to the Series, so long as the Adviser determines in good faith that the broker-dealer's commission, spread or discount is reasonable in relation to the value of the execution and research services provided by such a broker-dealer to the Series, the Adviser or Distributor when viewed in terms of that particular transaction or the Adviser's overall responsibilities with respect to all of its clients, including the Series, as to which it offers advice or exercises investment discretion.

Certain procedures have been adopted by the Fund whereby the Fund's Board of Trustees can determine the quality of execution and cost of all orders executed by OLDE Discount. OLDE Discount is required to record for each transaction executed by it: the time and price of execution, the bid and asked price available at that time, the commission received, the exchange on which the transaction was executed (unless such transaction was executed over-the-counter), the security involved and the number of shares traded. The record shall be compiled at least monthly and presented to the Fund's Board of Trustees quarterly.

                    PURCHASE AND REDEMPTION OF SERIES SHARES

Shares of the Series are sold at their net asset value next determined after an order and payment are received as described in the Series' Prospectus. The minimum initial and continuing investment in the Series is $25,000 and $1,000 for subsequent investments. These minimum amounts may be changed at any time. A prospective investor wishing to purchase shares should use the appropriate account application which may be obtained from OLDE Discount or another participating broker-dealer.

On each business day OLDE Discount will automatically enter an order for Series shares in an amount equal to the free credit balance in an electing investor's OLDE Discount brokerage account as of the close of the previous business day. If an electing investor's free credit balance is less than $1,000 on the previous business day, that balance will not be invested in shares of the Series but will remain as a credit balance in the investor's OLDE Discount brokerage account. If securities purchases are scheduled to settle, adequate cash will be held in the electing investor's brokerage account to settle the transaction. Credit balances that stand as collateral for the electing investor's obligations (such as a cash balance resulting from a short sale) will be held in the investor's brokerage account and will not be available for investment in the Series.

Shares of the Series may be exchanged, or be received in exchange, for the shares of another Fund series. Exchanges will be made at the public offering price of the shares exchanged.

OLDE Discount will automatically redeem an investor's shares in the Series to satisfy a debit balance in the investor's OLDE Discount brokerage account or to provide necessary cash collateral in the investor's OLDE Discount margin account. Redemption of shares will occur to the extent necessary to settle securities transactions if the free credit balance in an investor's brokerage account the day before settlement date is insufficient.

Series shares may be redeemed upon the verbal request of a shareholder to an OLDE Discount broker or any other participating broker-dealer. Shares will be redeemed at the net asset value next determined after the request for redemption is received by OLDE Discount on any day the New York Stock Exchange (the "Exchange") and the Federal Reserve are open for business. Payment for shares redeemed will normally be by check mailed the same or the next business day but, in any event, within seven days of such request, absent exceptional circumstances. The Series intends to pay cash for all shares redeemed, but under exceptional circumstances which make cash payment not in the best interest of the Series and its shareholders, the Series may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. Any portfolio securities issued as payment will be readily marketable. On such occasions, an investor may incur brokerage costs in converting securities to cash. The Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset of the Series during any 90 day period for any one shareholder.

Automatic Redemptions. Shareholders of the Series may apply for the checkwriting option of the Series, available under arrangement with The Bank of New York, by completing an application form. After a shareholder's application has been received and accepted for this option, an initial supply of checks will be mailed to the shareholder. Checks may be written in the amount of $500 or more. A shareholder will continue to earn income on the amount of the check until it clears. The Fund does not allow a Series account to be closed through the use of the checkwriting option. Redemptions will be effected automatically to satisfy debit balances created by checks written.

As of the date of this Statement of Additional Information, there is no charge to the shareholder for the checkwriting option if the shareholder maintains the minimum continuing investment in the Series of $25,000. If a shareholder's investment in the Series falls below $25,000, a transaction fee of $1 will be charged to the shareholder's account for each check transaction until the minimum continuing investment of $25,000 is restored. This fee may change at any time. Checks may be returned unpaid and the debit card terminated if a shareholder's investment in the Series falls below $5,000 at any time. A fee of $25 may be charged if a check is returned for any reason. The amount of this fee is subject to change without notice. Certain service fees may also apply.

The Fund may suspend the investors' right of redemption for the Series during any time when: 1) trading is restricted on the Exchange, as determined by the Commission, or the Exchange is closed for other than customary weekends and holidays; 2) the Commission has permitted such suspension by order; or 3) the Commission has determined that an emergency exists, making disposal of portfolio securities, or valuation of Series net assets, not reasonable practicable. The Exchange currently recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                    DIVIDENDS

On each day that the net asset value per share of the Series is determined, the Series' net investment income will be declared at 4:00 p.m. (New York Time) as a daily dividend to shareholders of record prior to the declaration. Unless a shareholder elects to receive cash, shareholders will receive dividends in additional shares of the Series. Shareholders wishing to receive their dividends in cash may make their request to the Transfer Agent, prior to the month in which such election shall commence. Dividends will be reinvested monthly in full and fractional shares of the Series at the net asset value. If cash payment is requested, checks will be mailed within five business days after the last day of each month. The Series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Series consists of accrued interest income (1) plus or minus amortized discount or premium, (2) plus or minus all short-term realized gains and losses on investment and (3) minus accrued expenses allocated to the Series. Estimated expenses of the Series are accrued each day. Since the Series' portfolio investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Series deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and unrealized gains and losses would then be included in net investment income. Shareholders of the Series will receive monthly statements of dividends and of purchase and redemption transactions.

                                 NET ASSET VALUE

As described in its Prospectus, the Series values it portfolio investments at amortized cost, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or accretion of discount, rather than at current market value. Periodic calculations are made to compare the value of the Series' investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1 percent or more were to occur between the net asset value per share calculated by reference to market values and the Series' $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Series' net asset value per share (computed using market values) declined, or was expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a lower price per share than that which they paid initially. On the other hand, if the Series' net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                                   PERFORMANCE

As reflected in its Prospectus, the historical performance calculation for the Series may be shown in the form of "current yield" and "effective yield". These various measures of the performance are described below.

The Series' current yield is computed in accordance with a standardized method prescribed by rules of the Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Series as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus accretion of discount and minus amortization of premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

The Series' effective yield which reflects the effects of compounding and represents an annualization of the current yield, is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is:

                                               365/7
                       ((base period return +1)     ) -1

The Series yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Series will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Series is held, but also on such matters as Series expenses.

The comparative performance data referenced in the Series' prospectus may include total return.

                                  Current Yield

For the 7 day period ended October 31, 1999, the current yield of the Series was 5.35%. If the Adviser's reimbursement policy was not in effect during this period, the current yield would have been 5.29%.*

                                 Effective Yield

For the 7 day period ended October 31, 1999, the effective yield of the Series was 5.49%. If the Adviser's reimbursement policy was not in effect during this period, the effective yield would have been 5.43%.*

*The Adviser voluntarily agreed to waive its management fee and accounting fee and reimburse all other expenses of the Series until January 1, 1997. From January 1, 1997 until January 1, 2001, the Adviser has voluntarily agreed to reimburse or waive any or all expenses of the Series which exceed .25% of average net assets of the Series. The Adviser may, in its discretion, reimburse additional expenses of the Series during this period.

                              FINANCIAL STATEMENTS

Audited Financial Statements of the Series for the fiscal year ending October 31, 1999 with the Report of the Independent Auditors are contained in the Series' Annual Report which is attached hereto and incorporated by reference herein.

                                   DISTRIBUTOR

The Fund has entered into a Principal Underwriting Agreement with OLDE Discount, the Distributor, which is in effect until January 8, 2001, to distribute the shares of the Series. The Principal Underwriting Agreement will continue to be in force thereafter if approved at least annually by 1) the Board of Trustees of the Series or by the vote of a majority of the outstanding voting securities of the Series and 2) by a majority of the trustees of the Fund, who are not parties to the underwriting agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The Distributor may sell Series shares to or through qualified dealers in accordance with the provisions of the Principal Underwriting Agreement.

In accordance with a Plan and Agreement of Distribution (the "Agreement") pursuant to Rule 12b-1 of the 1940 Act, the Distributor is entitled to reimbursement of certain expenses of distribution of the share of the Series. For the fiscal year ended October 31, 1998, the Series incurred costs totaling $1,424,223 as reimbursement to the Distributor. The Agreement continues in effect from year to year so long as such continuance is approved at least annually by an in-person vote of the Board of Trustees of the Fund, including the trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Agreement. The Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or the Distributor upon six months' notice. The Series shall reimburse the Distributor for distribution expenses in an amount not to exceed .15% of the value of the Series' average net assets. The Series may participate in joint distribution activities with the other two series of the Fund. In such case, the distribution costs are allocated to each series in relation to the space dedicated to the series.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, located at One Detroit Center, Suite 1700, 500 Woodward Ave., Detroit, MI 48226, are the independent auditors for the Fund. The selection of independent auditors is subject to annual ratification by the Board of Trustees.

                                  MISCELLANEOUS

                           Indemnification of Trustees

The Fund will indemnify each of its trustees and officers against, and pay on their behalf, all liabilities and expenses reasonably incurred by them in connection with the defense or disposition of any action, suit or other proceeding, before any court or administrative or legislative body, in which the trustee or officer may be, or may have been, involved as a party or otherwise, while in office or thereafter, by reason of being or having been a trustee or officer. Neither a trustee nor an officer will be indemnified in any action, suit or other proceeding, in which the trustee or officer is determined to be liable to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office. Such determination shall be made by either a) a majority of the disinterested trustees of the Fund who are not parties to the relevant proceedings, or b) a written opinion to that effect from independent legal counsel or c) a final decision on the merits by a court that the person's liability did not arise from such conduct.

APPENDIX - RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

             A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

                         MIG-1 AND MIG-2 MUNICIPAL NOTES

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

           STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations.
Capacity to pay principal and interest is very strong, and I the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


                                    [Part C]

Item 23:  List of exhibits

Exhibit                                                                                       Page
Number                                                                                       Number*
------------------------------------------------------------------------------------------------------
27.1                  Financial Data Schedule                                                   **

27.2                  Financial Data Schedule                                                   **

27.3                  Financial Data Schedule                                                   **

99.a                  Amended Agreement and Declaration of Trust                                **

99.b                  Amended Bylaws of OLDE Custodian Fund                                     **

99.c                  Specimen Share Certificate                                    No certificate




                                                                                     to be issued

99.d                  Advisory Agreement between the Registrant and OLDE                   **
                      Asset Management,Inc.

99.e                  Principal Underwriter's Agreement between                          **
                      the Registrant and OLDE Discount Corporation

99.f                  Bonus or Profit Sharing Contracts                                  N/A

99.g                  Custodian Agreement between the Registrant                          **
                      and the Bank of New York

99.h                  Agency Agreement between the Registrant and                         **
                      OLDE Discount Corporation

                      Premium Plus Series Services Agreement                              **

99.i                  Opinion letter of Dickinson Wright PLLC as to the                herewith
                      legality of the shares being registered                          provided


99.j                  Power of Attorney                                                   **

                      Consent of Ernst & Young LLP                                     herewith
                                                                                       provided


99.k                  Financial Statement                                                  N/A

99.l                  Initial Capital Agreements                                           N/A

99.m                  Rule 12b-1 Agreement and Plan of Distribution                         **

99.o                  Rule 18f-3 Plan                                                      N/A

**                    Previously filed as part of the Registration Statement, and incorporated herein by reference.

ITEM 24: PERSONS UNDER COMMON CONTROL WITH THE FUND

Registrant does not control, and is not under common control with, any person.

ITEM 25: INDEMNIFICATION

The Agreement and Declaration of Trust provides for indemnification of its trustees and officers in accordance with the General Laws of Massachusetts and the Investment Company Act of 1940. The Fund will indemnify each of its trustees and officers against, and pay on their behalf, all liabilities and expenses reasonably incurred by them in connection with the defense or disposition of any action, suit or other proceeding, before any court administrative or legislative body, in which the trustee or officer may be, or may have been, involved as a party or otherwise, while in office or thereafter, by reason of being or having been a trustee or officer. Neither a trustee nor an officer will be indemnified in any action, suit or other proceeding, in which the trustee or officer is determined to be liable to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties involved in the conduct of the office. Such determination shall be made by either a) trustees who are not parties to the relevant proceeding, or b) written opinion to that effect from independent legal counsel or c) a final decision on the merits by a court that the person's liability did not arise from such conduct.

OLDE Custodian Fund maintains a bond against larceny and embezzlement covering each officer and employee who has access to OLDE Custodian Fund securities and/or funds, as required by the Investment Company Act of 1940.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

OLDE Asset Management, Inc. is not engaged in any business, profession, vocation or employment of a substantial nature other than that of Adviser for the registrant. Each director of OLDE Asset Management, Inc. was previously or is currently employed by OLDE Discount Corporation.

ITEM 27: PRINCIPAL UNDERWRITER

OLDE Discount Corporation does not act as principal underwriter, depositor or investment adviser to any investment company other than OLDE Custodian Fund.

The positions held by each director or senior officer of OLDE Discount Corporation are as follows:


Name and Principal                          Positions & Offices                      Positions & Offices
Business Address                             With Underwriter                           With Registrant
------------------                          -------------------                      -------------------
Mark A. Ernst**                             Director                                 None Held

Bernard M. Wilson**                         Director, President                      None Held

Michael S. Dzialo*                          Director, Senior Vice President          None Held

Daniel S. Patterson*                        Director, Senior Vice President          None Held

Thomas P. Fitzgerald*                       Sr. V.P., Chief Legal Officer            None Held

Lisa S. Fildes*                             Corporate Secretary                      Trustee, President, Secy.

Mack H. Sutton*                             Chief Financial Officer                  Vice President,
                                                                                     Chief Financial Officer

* The address of each of these persons is 751 Griswold, Detroit, Michigan 48226.

**The address of each of these persons is 4400 Main Street, Kansas City, Missouri, 64111.

ITEM 28: LOCATION OF RECORDS REQUIRED BY SECTION 31(A) OF THE 1940 ACT

The accounts, books and other records required to be maintained by Section 31(a) of the 1940 Act shall be held at 751 Griswold, Detroit, Michigan 48226, OLDE Discount Corporation's (Transfer Agent) place of business.

ITEM 29: MANAGEMENT SERVICES

Not applicable.

ITEM 30: UNDERTAKINGS

Registrant hereby undertakes to submit the Advisory Agreement, the 12b-1 plan and its selection of Ernst & Young LLP as auditor, for approval by the shareholders of each Series (voting as separate Series) at the first special meeting of shareholders of the Registrant held after the effective date of this Registration Statement.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Detroit, and State of Michigan on the 17th day of March, 2000.




                                                 By: /s/ Lisa S. Fildes
                                                     ---------------------------
                                                     Lisa S. Fildes
                                                     Trustee

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


03-17-00     /s/ Lisa S. Fildes
             ------------------------------
             Lisa S. Fildes, trustee

03-17-00     /s/ Lisa S. Fildes
             ------------------------------
             William R.D. Martin, trustee


03-17-00     /s/ Lisa S. Fildes
             ------------------------------
             Charles C. Milliken, trustee


03-17-00     /s/ Lisa S. Fildes
             ------------------------------
             Bruce H. Olson, trustee


03-17-00     /s/ Lisa S. Fildes
             ------------------------------
             William H. Volz, trustee

                               INDEX TO EXHIBITS

                                                                                              Page
                                                                                             Number*
------------------------------------------------------------------------------------------------------
27.1                  Financial Data Schedule                                                   **

27.2                  Financial Data Schedule                                                   **

27.3                  Financial Data Schedule                                                   **

99.a                  Amended Agreement and Declaration of Trust                                **

99.b                  Amended Bylaws of OLDE Custodian Fund                                     **

99.c                  Specimen Share Certificate                                    No certificate

99.d                  Advisory Agreement between the Registrant and OLDE
                      Asset Management, Inc.                                                    **

99.e                  Principal Underwriter's Agreement between                                 **
                      the Registrant and OLDE Discount Corporation

99.f                  Bonus or Profit Sharing Contracts                                        N/A

99.g                  Custodian Agreement between the Registrant                                **
                      and the Bank of New York

99.h                  Agency Agreement between the Registrant and                               **
                      OLDE Discount Corporation

                      Premium Plus Series Services Agreement                                    **

99.i                  Opinion letter of Dickinson Wright PLLC as to the                   herewith
                      legality of the shares being registered                             provided

99.j                  Power of Attorney                                                         **

                      Consent of Ernst & Young LLP                                        herewith
                                                                                          provided

99.k                  Financial Statement                                                      N/A

99.l                  Initial Capital Agreements                                               N/A

99.m                  Rule 12b-1 Agreement and Plan of Distribution                             **

99.o                  Rule 18f-3 Plan                                                          N/A

**                    Previously filed as part of the Registration Statement, and incorporated herein by reference.